UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 4/30/08

Item 1.  Reports to Stockholders.

DUNHAM FUNDS℠

WHEN PERFORMANCE COUNTS

April 30, 2008

SEMI-ANNUAL REPORT

This report is submitted for the general information of the shareholders of the Dunham Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives, policies, expenses and other information. Read the prospectus carefully before investing. For this and other information about the Dunham Funds, contact your financial advisor or call Client Services at (800) 442-4358.

Dunham Corporate/Government Bond Fund

Dunham High-Yield Bond Fund

Dunham Appreciation & Income Fund

Dunham Large Cap Value Fund

Dunham Real Estate Stock Fund

Dunham International Stock Fund

Dunham Small Cap Value Fund

Dunham Large Cap Growth Fund

Dunham Small Cap Growth Fund

Dunham Emerging Markets Stock Fund

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

P.O. Box 910309

San Diego, California 92191

THIS SEMI-ANNUAL REPORT CONTAINS “FORWARD-LOOKING STATEMENTS” WITHIN THE MEANING OF THE PRIVATE SECURITIES LITIGATION REFORM ACT OF 1995. FORWARD-LOOKING STATEMENTS ALSO INCLUDE THOSE PRECEDED BY, FOLLOWED BY OR THAT INCLUDE THE WORDS “BELIEVES”, “EXPECTS”, “ANTICIPATES” OR SIMILAR EXPRESSIONS. SUCH STATEMENTS SHOULD BE VIEWED WITH CAUTION. ACTUAL RESULTS OR EXPERIENCE COULD DIFFER MATERIALLY FROM THE FORWARD-LOOKING STATEMENTS AS A RESULT OF MANY FACTORS, INCLUDING THE INABILITY OF THE FUNDS TO MEET SALES GOALS AND SLOWING OF THE OVERALL ECONOMY. EACH FUND MAKES NO COMMITMENTS TO DISCLOSE ANY REVISIONS TO FORWARD-LOOKING STATEMENTS, OR ANY FACTS, EVENTS OR CIRCUMSTANCES AFTER THE DATE HEREOF THAT MAY BEAR UPON FORWARD-LOOKING STATEMENTS. IN ADDITION, PROSPECTIVE PURCHASERS OF THE FUNDS SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH HEREIN. OTHER FACTORS AND ASSUMPTIONS NOT IDENTIFIED ABOVE MAY ALSO HAVE BEEN INVOLVED IN THE DERIVATION OF THESE FORWARD-LOOKING STATEMENTS, AND THE FAILURE OF THESE OTHER ASSUMPTIONS TO BE REALIZED MAY ALSO CAUSE ACTUAL RESULTS TO DIFFER MATERIALLY FROM THOSE PROJECTED.

Message from the Adviser

Dear Fellow Shareholders,

It has been an exciting year thus far for the Dunham Funds.  Our Funds have continued to capture the attention of the financial community as we continue to function as one of the only fund families that have all fund sub-advisers compensated with performance-based fees.

With the increased attention have come opportunities to expand our options for our customers. Over the last 12 months, the assets in the Dunham Funds have increased from roughly $410 million to roughly $487 million, an increase of approximately 19 percent.  During the same 12 months, the majority of our sub-advisers performed in-line or exceeded the assigned benchmark index, although some of the funds and benchmark indices had negative returns.

We have decided to offer a new product that we believe will be of interest and may benefit many of our valued shareholders.  We anticipate welcoming the Dunham Monthly Distribution Fund to the Dunham Funds family later this year.  As the name implies, the Fund’s goal will be a monthly distribution to shareholders targeting the Prime Rate while attempting to keep net asset value (NAV) volatility to a minimum.  We announced in May of this year that the Dunham and Kelmoore boards have approved the transition of the Kelmoore Strategy Funds into the Dunham Funds, pending the approval of Kelmoore Strategic Trust’s (KST) shareholders and regulators.  Pending final approval, this addition will include welcoming many new shareholders to the Dunham family, as the Kelmoore Strategy Funds become the Dunham Monthly Distribution Fund.  We are hopeful that this transition will expand our broker/dealer and registered investment adviser relationships to more than 300 firms, more than 1,000 financial advisors, and more than 8,000 customers.

We hope that you are as excited as we are about the progress that we have made together.  Once again, thank you for your continued trust and confidence that you have placed in us.  We take that very seriously.

Sincerely,

Jeffrey A. Dunham

President

Dunham & Associates Investment Counsel, Inc.

April 30, 2008

NOT FDIC INSURED│NO BANK GUARANTEE │MAY LOSE VALUE

Past Performance is not indicative of future results.

Dunham Corporate/Government Bond Fund

Message from the Sub-Adviser (SCM Advisors LLC)

The steep decrease in the Fed Funds Rate from January through April pushed up bond prices, sending yields down.  The declining interest rates provided some additional returns for participating in longer maturities.  Treasuries and government agencies with maturities greater than 5 years increased 6.7 percent over the last 6 months, outperforming treasuries and agencies with maturities less than 3 years by 2.6 percent.  Although the continued flight to quality benefited investment grade debt, some sectors experienced a difficult start to 2008.  The manager found that avoiding some of these pitfalls were the largest contributors to relative performance.

Commercial Mortgage-Backed Securities (CMBS) underperformed the Lehman Aggregate Bond Index by more than 3.7 percent, ending the last 6 months at 0.75 percent.  The manager has steered clear of CMBS, which has helped performance.  Furthermore, SCM has reduced exposure to high yield bonds down from 5 percent to close to 1 percent of the portfolio, in anticipation of further relative underperformance to investment-grade debt.  Year-to-date, high yield bonds, as measured by the Merrill Lynch High Yield Bond Index, underperformed the Lehman Aggregate Bond Index by close to 5.2 percent.

The manager continued to limit exposure to certain parts of the financial sector as volatility in that space extended into 2008.  The manager has added slightly to brokerage firms, as some of the pain felt by stockholders has benefited bond holders.  SCM is not aggressive in this space but is anticipating that the actions of regulators will generate more opportunities for holders of brokerage firm debt.  Within the financial sector, SCM has sought higher quality debt, which was a benefit to the portfolio year-to-date.  AAA-rated financial debt outperformed BBB-rated financial debt by 5.9 percent in the last 6 months.  The financial sector underperformed the Lehman Aggregate Bond Index by nearly 3.3 percent.

SCM is concerned that the additional cash supplied by the Federal Reserve will take longer than expected to show an improvement in the financial markets. Also, the manager believes that the U.S. will not benefit from growth in Europe and Asia, as it did in previous recessions.  SCM believes that Europe and Asia will slow their inflation, which will not benefit the U.S.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	2.80%	5.36%	4.02%	3.68%
Class C	2.43%	4.55%	3.27%	2.92%
LB Aggregate Bond Index	4.08%	6.87%	4.93%	4.62%

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 1.06% for Class N and 1.81% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

US Treasury Notes, 4.875%, 5/15/19

19.94%

FNCI Series 967003, 5.00%, 12/1/22

        9.33%

FNCI Series 960616, 5.00%, 1/1/23

        9.06%

US Treasury Notes, 2.75%, 2/28/13

        8.91%

FNCL Series 256596, 5.00%, 2/1/37

        4.19%

HSI Asset Loan Obligation Series 2007-AR2 4A1,

   6.123%, 9/25/37

        3.81%

FNCL Series 914024, 5.00%, 3/1/37

        3.76%

Banc of America Funding Corp. Series 2007-E6A1,

   6.202%, 9/20/37

        2.90%

FNCL Series 888339, 4.50%, 4/1/37

        2.83%

WAMU Mortgage Pass-Through Certificates

   Series 2007-HY3 3A3, 5.86%, 3/25/37

        2.52%

*Based on portfolio market value as of April 30, 2008.

                               Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 24.81%
Aerospace / Defense - 0.13%
United Technologies Corp.	$ 120,000	4.875%		5/1/15	$ 118,523

Banks - 3.97%
Bank of America Corp.	175,000	5.750%		8/15/16	177,637
Bank of America Corp.	375,000	5.650%		5/1/18	375,599
Bank of America Corp.	170,000	8.125%	+	Perpetual	173,738
Barclays Bank PLC - 144A	400,000	7.700%	+	Perpetual	408,152
Capital One Financial Corp.	115,000	6.150%		9/1/16	108,581
Capital One Financial Corp.	405,000	5.700%		9/15/11	395,438
Citigroup, Inc.	141,000	5.000%		9/15/14	135,463
Credit Suisse	285,000	6.000%		2/15/18	289,335
First Republic Bank	79,000	7.750%		9/15/12	86,584
HBOS PLC - 144A	200,000	6.657%	+	Perpetual	147,480
J.P. Morgan Chase & Co.	335,000	5.750%		1/2/13	340,233
J.P. Morgan Chase & Co.	225,000	7.900%	+	Perpetual	229,208
Resona Bank, Ltd. - 144A	165,000	5.850%	+	Perpetual	139,164
Royal Bank of Scotland Group - 144A	335,000	6.990%	+	Perpetual	307,485
Santander Issuances - 144A	165,000	5.911%		6/20/16	158,313
Wells Fargo & Co.	140,000	5.125%		9/15/16	139,596
					3,612,006
Beverages - 0.16%
Diaego Capital PLC	140,000	5.750%		10/23/17	142,258

Broadcasting / Cable TV - 0.31%
British Sky Broadcast Group PLC	105,000	8.200%		7/15/09	110,199
Clear Channel Communications, Inc.	165,000	7.650%		9/15/10	168,948
					279,147
Building Materials - 0.35%
Mohawk Industries, Inc.	320,000	5.750%		1/15/11	323,620

Chemicals - 0.06%
Huntsman Intl LLC	20,000	7.375%		1/1/15	17,888
Huntsman Intl LLC	20,000	7.875%		11/15/14	18,447
Terra Capital, Inc.	20,000	7.000%		2/1/17	19,900
					56,235
Diversified Financial Services - 1.58%
Bear Stearns Company, Inc.	270,000	7.250%		2/1/18	294,291
Credit Suisse Guernsey, Ltd.	175,000	5.860%	+	Perpetual	149,770
Goldman Sachs Group, Inc.	220,000	6.750%		10/1/37	222,259
Janus Capital Group, Inc.	80,000	6.250%		6/15/12	79,957
Merrill Lynch & Company, Inc.	360,000	6.875%		4/25/18	362,938
Morgan Stanley Dean	320,000	6.625%		4/1/18	331,083
					1,440,298
Diversified Manufacturing - 0.51%
Honeywell International, Inc.	185,000	5.300%		3/1/18	188,407
Tyco Electronics Group - 144A	270,000	6.000%		10/1/12	275,307
					463,714

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Electric-Integrated - 1.06%
Appalachian Power Co.	$ 500,000	5.550%		4/1/11	$ 509,281
Florida Power Corp.	220,000	6.650%		7/15/11	235,479
Nevada Power Co	100,000	6.750%		7/1/37	98,349
Reliant Energy, Inc.	115,000	6.750%		12/15/14	119,558
					962,667
Finance - 2.98%
American Express Co.	135,000	6.150%		8/28/17	136,418
American Express Co.	185,000	7.000%		3/19/18	198,555
American General Finance Corp.	640,000	4.000%		3/15/11	626,518
American General Finance Corp.	220,000	5.750%		9/15/16	212,848
General Electric Capital Corp.	185,000	4.875%		10/21/10	190,588
General Electric Capital Corp.	315,000	5.875%		6/21/23	300,767
General Electric Capital Corp.	285,000	6.375%	+	11/15/67	285,274
International Lease Finance Corp.	400,000	5.625%		9/20/13	400,608
John Deere Capital Corp.	125,000	5.350%		4/3/18	126,107
Lehman Brothers Holding, Inc	250,000	5.750%		1/3/17	237,325
					2,715,008
Financial - 0.18%
Genworth Global Funding	105,000	5.125%		3/15/11	105,852
UBS Preferred Funding Trust	70,000	6.243%	+	Perpetual	61,767
					167,619
Food - 0.59%
General Mills, Inc.	120,000	5.650%		9/10/12	122,848
Safeway Inc.	395,000	6.500%		3/1/11	414,540
					537,388
Insurance - 1.86%
American International Group, Inc	255,000	5.850%		1/16/18	254,321
Chubb Corp.	100,000	6.375%		4/15/37	92,654
CNA Financial Corp.	210,000	6.500%		8/15/16	213,073
Genworth Financial, Inc. - Cl. A	65,000	6.150%	+	11/15/66	54,434
ING Groep NV	230,000	5.775%		Prepetual	194,762
Lincoln National Corp.	215,000	6.050%		4/20/67	184,823
Lincoln National Corp.	395,000	5.650%		8/27/12	396,373
Protective Life Corp.	316,000	4.000%		4/1/11	302,531
					1,692,971
Investment Companies - 0.47%
Xstrata Finance Canada, Ltd. - 144A	180,000	5.800%		11/15/16	172,629
Xstrata Finance Canada, Ltd. - 144A	270,000	6.900%		11/15/37	254,466
					427,095
Medical - 0.76%
Quest Diagnostics, Inc.	200,000	6.400%		7/1/17	204,362
Wellpoint, Inc.	380,000	5.000%		1/15/11	381,664
Wyeth	107,000	5.500%		3/15/13	109,287
					695,313
Mining - 0.05%
PNA Group, Inc.	55,000	10.750%		9/1/16	50,875

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Multimedia - 0.25%
United Artist Theatre Circuit, Inc.	$ 7,291	9.300%		7/1/15	$ 7,411
Viacom, Inc.	210,000	5.750%		4/30/11	217,083
					224,494
Office Automation & Equipment - 0.20%
Ikon Office Solutions	180,000	7.750%		9/15/15	180,184

Oil - 2.60%
Burlington Resoucres*	3,863	0.000%		12/31/40	-
Canadian Natural Resoucres, Ltd.	365,000	6.750%		2/1/39	380,973
Chesapeake Energy Corp.	230,000	6.500%		8/15/17	227,495
ConocoPhillips Canada Funding Co.	145,000	5.625%		10/15/16	147,590
EOG Resources, Inc.	355,000	5.875%		9/15/17	368,266
Husky Energy, Inc.	260,000	6.200%		9/15/17	266,113
Kinder Morgan Energy Partners, L.P.	135,000	5.850%		9/15/12	137,753
Suncor Energy Inc.	285,000	6.500%		6/15/38	281,165
Trans-Canada Pipelines, Ltd.	65,000	6.350%	+	5/15/67	57,667
XTO Energy, Inc.	480,000	5.900%		8/1/12	498,796
					2,365,818
Paper / Paper Products - 0.04%
Exopac Holdings, Inc.	35,000	11.250%		2/1/14	37,264

Pipelines - 0.91%
Atmos Energy Corp.	395,000	6.350%		6/15/17	407,310
Enbridge Energy Partners MLP	60,000	5.875%		12/15/16	59,274
Energy Transfer Partners LP	295,000	6.700%		7/1/18	306,457
Pacific Energy Partners Financial	55,000	6.250%		9/15/15	55,995
					829,036
REITS-Apartments - 0.06%
AvalonBay Communities, Inc.	65,000	5.750%		9/15/16	59,286

REITS-Regional Malls - 0.12%
Simon Property Group LP	105,000	5.600%		9/1/11	106,819

Real Estate - 0.40%
Duke Realty LP	200,000	5.625%		8/15/11	196,803
Westfield Group LP- 144A	175,000	5.700%		10/1/16	165,911
					362,714
Real Estate / REIT's - 0.59%
ERP Operating LP	110,000	5.375%		8/1/16	96,006
Merrill Lynch Mortgage Trust	450,000	4.556%		6/12/43	445,711
					541,717
Retail-Discount Store - 0.12%
Costco Wholesale Corp.	105,000	5.500%		3/15/17	105,573

Retail-Restaurants - 0.50%
Starbucks Corp.	450,000	6.250%		8/15/17	454,696

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS					.
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Software - 0.99%
Fiserv, Inc.	$ 375,000	6.125%		11/20/12	$ 389,472
Intuit, Inc.	210,000	5.750%		3/15/17	201,193
Oracle Corp.	305,000	5.750%		4/15/18	310,065
					900,730
Technology - 0.31%
Cisco Systems, Inc.	275,000	5.500%		2/22/16	281,339

Telecommunications - 1.72%
AT&T, Inc.	390,000	6.250%		3/15/11	410,434
Telecom Italia Capital	345,000	5.250%		10/1/15	324,852
Telefonica Emisiones Sau	310,000	5.984%		6/20/11	322,500
Verizon Communications, Inc.	440,000	5.500%		2/15/18	441,247
Verizon Communications, Inc.	60,000	6.900%		4/15/38	64,827
					1,563,860
Transportation - 0.40%
Canadian National Railway Co.	85,000	6.200%		6/1/36	82,660
CHC Helicopter Corp.	55,000	7.375%		5/1/14	50,157
United Parcel Services, Inc.	220,000	5.500%		1/15/18	230,765
					363,582
Utilities - 0.58%
Midamerican Energy Holdings	400,000	5.650%		7/15/12	417,068
Midamerican Energy Holdings	120,000	5.800%		10/15/36	114,679
					531,747
TOTAL CORPORATE NOTES & BONDS
(Cost - $21,781,437)					22,593,596

MORTGAGE BACKED SECURITIES - 11.67%
Banc of America Funding Corp. Series 2007-E 6A1	2,847,290	6.202%		7/1/47	2,609,424
Banc of America Funding Corp. Series 2007-E 9A1	785,815	6.310%		9/20/37	740,199
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	27,276	8.000%		8/25/34	26,701
FHARM Pool 781192	56,432	5.980%	+	2/1/34	57,298
FN Pool 792454	202,803	4.500%		11/1/19	200,331
FNARM Pool 724178	33,520	7.133%	+	7/1/33	33,864
FNARM Pool 739151	35,637	6.908%	+	9/1/33	36,502
FNARM Pool 776324	65,950	4.991%	+	4/1/34	66,401
Freddie Mac Series 2503-B	69,006	5.500%		9/15/17	70,721
Freddie Mac Series 2764-HW	212,486	5.000%		3/15/19	212,768
HSI Asset Loan Obligation Series 2007-AR2 4A1	3,750,980	6.123%		9/25/37	3,429,757
Master Alternative Loans Trust Series 2003-7 5A1	91,935	6.250%		11/25/33	82,483
Master Alternative Loans Trust Series 2004-1 3A1	68,518	7.000%		1/25/34	68,582
Master Alternative Loans Trust Series 2004-5 6A1	43,496	7.000%		6/25/34	40,424
Master Alternative Loans Trust Series 2004-6 6A1	243,545	6.500%		7/25/34	242,099
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	311,234	6.000%		4/25/34	306,760
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	136,831	8.500%		12/25/31	132,683
WAMU Mortgage Pass-Through Certificates Series 2007-HY3 3A3	2,430,557	5.860%		3/25/37	2,267,747
					10,624,744
TOTAL MORTGAGE BACKED SECURITIES
(Cost - $11,388,202)					10,624,744

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
U.S. GOVERNMENT AND AGENCIES - 61.06%
U.S. Government Agency - 29.23%
Federal Home Loan Mortgage Corp Pool G01499	$ 123,633	7.000%		1/1/33	$ 130,162
Federal National Mortgage Association Pool 256596	3,837,161	5.000%		2/1/37	3,772,410
Federal National Mortgage Association Pool 888339	2,674,730	4.500%		4/1/37	2,551,023
Federal National Mortgage Association Pool 914024	3,451,104	5.000%		3/1/37	3,392,866
Federal National Mortgage Association Pool 960616	8,116,190	5.000%		1/1/23	8,161,844
Federal National Mortgage Association Pool 967003	8,365,454	5.000%		12/1/22	8,412,510
Federal National Mortgage Association Pool 735136	204,665	4.500%		1/1/35	195,199
					26,616,014
U.S. Treasury Obligations - 31.83%
U.S. Treasury Notes	17,450,000	4.875%		5/15/09	17,968,614
U.S. Treasury Notes	8,125,000	2.750%		2/28/13	8,027,246
U.S. Treasury Notes	1,345,000	4.750%		8/15/17	1,448,069
U.S. Treasury Notes	1,275,000	6.250%		8/15/23	1,544,448
					28,988,377
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $55,200,303)					55,604,391

SHORT TERM INVESTMENTS - 1.43%
Federal Home Loan Bank Discount Note	1,300,000	1.770%		5/1/08	1,300,000

	Shares
Citi Dollars On Deposit	3,082	2.340%	+		3,082
TOTAL SHORT TERM INVESTMENTS					1,303,082
(Cost - $1,303,082)

Total Investments - 98.97%
(Cost - $90,468,024)					90,125,813
Other assets less liabilities - 1.03%					935,720
NET ASSETS - 100.00%					$ 91,061,533

+ Variable rate security. Interest rate is as of April 30, 2008
* Defaulted security
REIT- Real Estate Investment Trust
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham High-Yield Bond Fund

Message from the Sub-Adviser (PENN Capital Management Company, Inc.)

High yield bonds continued to underperform investment-grade debt during the first four months of 2008. High yield bonds, as measured by the Merrill Lynch High Yield Bond Cash Pay Index, increased 1.05 percent, underperforming investment grade debt by close to 160 bps. Within the high yield space, lower quality high yield bonds experienced a very difficult start to the year, as CCC-rated debt and lower underperformed BB-rated debt by 470 bps. in January.  During the following 3 months, the returns of CCC-rated debt outperformed BB and B, primarily due to performance in April, when CCC-rated debt and lower increased by nearly 590 bps.

PENN continued to position the portfolio defensively, focusing on single-B debt.  Also, the focus on higher spreads, those over 850 bps., was limited to 11 percent in the portfolio.  Close to 30 percent of bonds in the high yield market have spreads greater than 850 bps.  Currently, the manager considers spreads to be high relative to default rates, which are currently close to 1.5 percent.  The manager expects these default rates to begin an ascent, but is not expecting to see any steep inclines.

PENN overweighted healthcare, which outperformed the benchmark by 370 bps. year-to-date.  The manager expects this sector to do well in the long-run due to strong cash flow and increasing demand, as the U.S. population ages.  Over the past year, healthcare has outperformed the benchmark by nearly 740 bps.  Some holdings continued to add to the performance of the portfolio, after rebounding from lows in November of last year.  HCA, Inc. (404119AX7), a U.S. and European hospital operator, increased 5.76 percent year-to-date, adding close to 4.7 percent over the benchmark.  Aramark Corp. (038521AD2), an outsourcing company for numerous companies including hospitals, increased 5.34 percent year-to-date, and outperformed the benchmark by 4.3 percent.

The manager anticipates volatility to remain high in the financial services, gaming, and telecommunications sectors.  In-line with the defensive posture, PENN has underweighted financial services.  However, the manager holds names such as NCO Group, Inc. (65338LAB5), which is expected to perform well if default rates rise, since it is a debt collector.  The manager continues to search for opportunities in sectors such as these that have underperformed the benchmark and have companies that will rebound.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (7/1/05)
Class N	(0.78)%	(1.26)%	N/A	3.74%
Class C	(1.18)%	(2.02)%	N/A	2.94%
ML High-Yield Cash Pay Index	(0.71)%	(0.76)%	N/A	5.34%

The Merrill Lynch High-Yield Cash Pay Index is an unmanaged portfolio constructed to mirror the public high-yield debt market.  Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3.  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 1.33% for Class N and 2.08% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

HCA , 9.25%, 11/15/16

  2.40%

General Motors Acceptance Corp., 6.875%, 8/28/12

         2.17%

Ford Motor Credit Co., 7.00%, 10/1/13

  1.90%

Cincinnati Bell, Inc., 8.375%, 1/15/14

  1.88%

Aquila, Inc., 14.875%, 7/1/12

  1.85%

NRG Energy, Inc. 7.375%, 2/1/16

  1.78%

Time Warner Telecom Holding 9.25%, 2/15/14

  1.73%

Centennial Communications Corp. 8.125%, 2/1/14

  1.70%

Orion Power Holdings, Inc. 12.00%, 5/1/10

         1.49%

Superior Essex Communications 9.00%, 4/15/12

         1.35%

*Based on portfolio market value as of April 30, 2008.

Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund ( Unaudited)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE BONDS - 89.77%
Aerospace/Defense - 0.30%
Vought Aircraft Industries Inc	$ 215,000	8.000%		7/15/11	$ 204,867

Airlines - 0.40%
American Airlines, Inc.	290,000	8.608%		4/1/11	278,400

Auto Parts & Equipment - 0.32%
Titan International Inc	215,000	8.000%		1/15/12	217,514

Apparel - 1.33%
Perry Ellis International, Inc.	380,000	8.875%		9/15/13	361,000
Phillips Van-Heusen	115,000	7.250%		2/15/11	117,691
Phillips Van-Heusen	420,000	7.750%		11/15/23	434,739
					913,430
Beverages - 0.43%
Constellation Brands, Inc.	290,000	8.375%		12/15/14	296,393

Broadcasting - 0.61%
Sinclair Broadcast Group, Inc.	406,000	8.000%		3/15/12	417,657

Cable Television - 2.92%
Charter Communications Operating Capital SR NTS - 144A	740,000	8.375%		4/30/14	714,100
CSC Holdings, Inc.	390,000	8.125%		7/15/09	397,014
General Cable Corp.	440,000	7.125%		4/1/17	390,689
Mediacom LLC Capital Corp.	500,000	9.500%		1/15/13	499,542
					2,001,345
Casinos - 4.97%
Indianapolis DWN Cap, LLC - 144A	190,000	11.000%		11/1/12	171,000
Isle of Capri Casinos, Inc.	350,000	7.000%		3/1/14	271,562
Mandalay Resort Group	540,000	7.625%		7/15/13	529,043
MGM Mirage	570,000	8.375%		2/1/11	587,520
MTR Gaming Group, Inc.	315,000	9.750%		4/1/10	323,408
OED Corp./Diamond Jo, LLC	410,000	8.750%		4/15/12	412,092
Pinnacle Entertainment, Inc.	435,000	8.250%		3/15/12	430,612
Pinnacle Entertainment, Inc.-144A	235,000	7.500%		6/15/15	194,463
Shingle Springs Tribal - 144A	175,000	9.375%		6/15/15	154,875
Wynn Las Vegas Capital Corp.	355,000	6.625%		12/1/14	338,458
					3,413,033
Coal - 0.63%
Arch Western Finance	200,000	6.750%		7/1/13	188,617
Foundation PA Coal Co.	260,000	7.250%		8/1/14	245,535
					434,152
Commericial Services - 2.91%
ACE Cash Express, Inc. - 144A	545,000	10.250%		10/1/14	436,000
Aramark Corp. Cl. B	220,000	5.000%		6/1/12	198,000
Aramark Corp. Cl. B	670,000	8.500%		2/1/15	698,475
Cornell Companies, Inc.	295,000	10.750%		7/1/12	301,638
NCO Group, Inc.	225,000	7.940%	+	11/15/13	178,031
Stewart Enterprises, Inc.	190,000	6.250%		2/15/13	184,925
					1,997,069

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund ( Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Computers - 1.58%
Sensus Metering Systems, Inc.	$ 330,000	8.625%		12/15/13	$ 318,377
Sungard Data Systems, Inc.	225,000	4.875%		8/15/13	181,878
Sungard Data Systems, Inc.	560,000	9.125%		1/15/14	585,753
					1,086,008
Cosmetics - 0.48%
Elizabeth Arden, Inc.	340,000	7.750%		1/15/14	331,873

Distribution - 0.80%
Wesco Distribution, Inc.	655,000	7.500%		10/15/17	553,515

Diversified Manufacturing - 2.18%
Belden CDT, Inc.	380,000	7.000%		3/15/17	376,675
Bombardier, Inc.- 144A	655,000	6.300%		5/1/14	655,000
Coleman Cable, Inc.	450,000	9.875%		10/1/12	464,936
					1,496,611
Electric - 5.46%
AES Corp.	485,000	7.750%		3/1/14	500,185
Mirant America General LLC	165,000	8.300%		5/1/11	165,009
Mirant North America, LLC	450,000	7.375%		12/31/13	467,709
NRG Energy, Inc.	1,345,000	7.375%		2/1/16	1,174,519
Reliant Energy, Inc.	600,000	7.625%		6/15/14	552,359
Superior Essex Communications, LLC	880,000	9.000%		4/15/12	889,460
					3,749,241
Electronics - 1.25%
Itron, Inc.	385,000	7.750%		5/15/12	373,746
Sanmina-SCI Corp. - 144A	525,000	5.550%	+	6/15/14	484,313
					858,059
Energy - 2.50%
Markwest Energy	710,000	8.500%		7/15/16	738,036
Orion Power Holdings, Inc.	890,000	12.000%		5/1/10	979,160
					1,717,196
Entertaiment - 0.86%
Mohegan Tribal Gaming Authority	370,000	8.000%		4/1/12	345,329
Mohegan Tribal Gaming Authority	260,000	7.125%		8/15/14	243,804
					589,133
Finance - Auto Loans - 2.79%
Ford Motor Credit Co.	1,375,000	7.000%		10/1/13	1,251,672
Ford Motor Credit Co.	685,000	5.700%		1/15/10	665,143
					1,916,815
Financial Services - 5.18%
Cardtronics, Inc.	570,000	9.250%		8/15/13	542,213
Galaxy Entertainment Galent - 144A	600,000	9.875%		12/15/12	606,000
General Motors Acceptance Corp.	1,480,000	6.875%		8/28/12	1,430,678
Global Cash Acc/Finance	460,000	8.750%		3/15/12	458,219
LVB Acquisition Merger Sub, Inc.-144A	165,000	10.000%		10/15/17	177,141
Williams Cos., Inc.	400,000	7.500%		1/15/31	341,339
					3,555,590

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund ( Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Food - 0.45%
Pilgrim's Pride Corp.	$ 345,000	8.375%		5/1/17	$ 312,578

Forest Products & Paper - 2.42%
Buckeye Technologies, Inc.	290,000	8.500%		10/1/13	292,989
Domtar, Inc.	590,000	7.125%		8/15/15	569,350
Domtar, Inc.	275,000	9.500%		8/1/16	283,938
Mercer International, Inc.	305,000	9.250%		2/15/13	271,450
Verso Paper Holdings LLC / Verso Paper Inc	235,000	9.125%		8/1/14	243,663
					1,661,390
Healthcare - 6.58%
Advanced Medical Optics, Inc.	495,000	7.500%		5/1/17	451,576
Bausch & Lomb, Inc. - 144A	315,000	9.875%		11/1/15	335,475
Boston Scientific Corp,	410,000	6.400%		6/15/16	364,260
Community Health Systems, Inc.	525,000	8.875%		7/15/15	546,000
DaVita, Inc.	290,000	7.250%		3/15/15	256,116
DaVita, Inc.	205,000	6.625%		3/15/13	193,647
HCA	1,470,000	9.250%		11/15/16	1,580,250
Invacare Corp.	270,000	9.750%		2/15/15	271,595
Skilled Healthcare Group Inc	230,000	11.000%		1/15/14	244,421
Universal Hospital Services, Inc.	270,000	8.500%		6/1/15	275,400
					4,518,740
Hotels - 0.53%
Gaylord Entertainment Co.	390,000	8.000%		11/15/13	366,223

Household Products - 1.36%
Jarden Corp.	655,000	7.500%		5/1/17	553,448
Prestige Brands, Inc.	385,000	9.250%		4/15/12	381,150
					934,598
Housewares - 0.52%
Libbey Glass, Inc.	355,000	11.913%	+	6/1/11	355,888

Insurance - 0.45%
Hub International Holdings, Inc. - 144A	370,000	9.000%		12/15/14	310,800

Lodging - 0.56%
Las Vegas Sands Corp.	430,000	6.375%		2/15/15	385,096

Machinery-Diversified - 0.56%
Terex Corp	260,000	7.375%		1/15/14	264,928
Chart Industries, Inc.	120,000	9.125%		10/15/15	122,400
					387,328
Machinery-Electrical - 0.52%
Baldor Electric Co.	350,000	8.625%		2/15/17	357,439

Media - 0.65%
Idearc, Inc	675,000	8.000%		11/15/16	446,117

Medical Services - 1.29%
Sun Healthcare Group, Inc.	530,000	9.125%		4/15/15	535,300
Team Health, Inc.	350,000	11.250%		12/1/13	353,500
					888,800

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund ( Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Mining - 2.12%
Century Aluminuin Company	$ 250,000	7.500%		8/15/14	$ 238,866
Freeport-McMoran Copper & Gold, Inc.	775,000	8.375%		4/1/17	770,817
Noranda Aluminium Acquisitions Corp. - 144A	530,000	8.738%	+	5/15/15	447,850
					1,457,533
Office Furnishings - 0.39%
Interface, Inc.	255,000	10.375%		2/1/10	270,025

Oil & Gas - 7.98%
Allis-Chalmers Energy, Inc.	235,000	9.000%		1/15/14	232,482
Allis-Chalmers Energy, Inc.	185,000	8.500%		3/1/17	172,050
Aquila, Inc.	1,005,000	14.875%		7/1/12	1,221,075
Comstock Resources, Inc.	890,000	6.875%		3/1/12	843,145
Helix Energy Solutions Group-144A	230,000	9.500%		1/15/16	239,775
KCS Energy, Inc.	140,000	7.125%		4/1/12	136,076
Key Energy Services, Inc.-144A	510,000	8.375%		12/1/14	527,850
Mariner Energy, Inc.	575,000	7.500%		4/15/13	567,813
National Oilwell Varco Inc	185,000	6.125%		8/15/15	189,442
Petrohawk Energy Corp.	550,000	9.125%		7/15/13	545,775
Range Resources Corp.	130,000	7.500%		5/15/16	133,595
Southwestern Energy Co-144A	250,000	7.500%		2/1/18	265,000
United Refining Co.	410,000	10.500%		8/15/12	405,067
					5,479,145
Pharmaceuticals - 0.53%
Omnicare, Inc.	390,000	6.750%		12/15/13	364,305

Printing Services - 0.63%
Cenveo Corp.	515,000	7.875%		12/1/13	428,464

Pipelines - 0.87%
Dynegy Roseton/Danskammer Pass Through Trust Series B	615,000	7.670%		11/8/16	596,796

Restaurants - 0.82%
Carrols Corp.	305,000	9.000%		1/15/13	280,600
O'Charleys, Inc.	285,000	9.000%		11/1/13	282,754
					563,354
Retail - Apparel - 1.57%
Brown Shoe Company, Inc.	575,000	8.750%		5/1/12	612,614
Collective Brands, Inc.	510,000	8.250%		8/1/13	463,552
					1,076,166
Retail - Drug Store - 0.60%
Rite Aid Corp.	455,000	7.500%		3/1/17	415,188

Semiconductors - 0.83%
Conexant Systems, Inc.	318,000	6.815%	+	11/15/10	298,125
Spansion, Inc.-144A	360,000	6.206%	+	6/1/13	270,000
					568,125

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund ( Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Software - 0.24%
Vangent Inc	$ 195,000	9.625%		2/15/15	$ 163,800

Steel - 1.05%
AK Steel Corp.	725,000	7.750%		6/15/12	723,860

Storage - 0.69%
Mobile Services Group, Inc.	235,000	9.750%		8/1/14	225,600
Owens- Illinois, Inc.	250,000	7.500%		5/15/10	249,458
					475,058
Telecommunications - 7.00%
American Tower Corp. - 144A	340,000	7.000%		10/15/17	343,400
Broadview Networks Holdings, Inc.	685,000	11.375%		9/1/12	654,175
Centennial Communications Corp.	1,175,000	8.125%		2/1/14	1,116,852
Citizens Communications Co.	595,000	6.625%		3/15/15	563,308
Cricket Communications I	340,000	9.375%		11/1/14	333,547
iPCS, Inc.	365,000	7.036%	+	5/1/13	303,863
Millicom International Cellular SA	560,000	10.000%		12/1/13	601,553
Virgin Media Finance Plc	520,000	8.750%		4/15/14	504,263
Windstream Corp.	200,000	8.125%		8/1/13	209,471
Windstream Corp.	170,000	8.625%		8/1/16	177,432
					4,807,864
Telephone - 7.65%
Cincinnati Bell, Inc.	1,300,000	8.375%		1/15/14	1,238,635
GC Impsat Holdings I PLC - 144A	435,000	9.875%		2/15/17	377,362
GCI, Inc.	520,000	7.250%		2/15/14	495,343
Global Crossing UK Finance PLC	350,000	10.750%		12/15/14	355,250
Qwest Capital Funding, Inc.	695,000	7.000%		8/3/09	697,107
Qwest Communications International, Inc.	580,000	7.500%		2/15/14	586,287
Syniverse Technologies, Inc.	390,000	7.750%		8/15/13	368,362
Time Warner Telecom Holdings, Inc.	1,100,000	9.250%		2/15/14	1,138,500
					5,256,846
Theaters - 0.52%
AMC Entertainment, Inc.	360,000	8.625%		8/15/12	358,336

Transportation - 1.40%
Kansas City Southern Mex	460,000	7.625%		12/1/13	439,875
TFM SA de CV SR NTS	500,000	9.375%		5/1/12	522,813
					962,688
Vitamins & Nutrition - 1.09%
NBTY, Inc.	820,000	7.125%		10/1/15	750,842

TOTAL CORPORATE BONDS
(Cost - $63,261,593)					61,671,293

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund ( Unaudited) (Continued)
April 30, 2008

		Dividend			Market
Security	Shares	Rate			Value
CONVERTIBLE PREFERRED STOCK - 0.74%
REITS - Hotels - 0.39%
FelCor Lodging Trust, Inc.	12,875	8.000%			$ 267,027

Telecommunications - 0.35%
Lucent Technologies Capital Trust I	320	7.750%			243,200

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost - $638,276)					510,227

		Interest
Security		Rate
SHORT TERM INVESTMENTS - 5.32%
Citi Dollars On Deposit	3,651,279	2.340%	+		3,651,279

TOTAL SHORT TERM INVESTMENTS
(Cost - $3,651,279)					3,651,279

Total Investments - 95.83%
(Cost - $67,551,148)					65,832,799
Other assets less liabilities - 4.17%					2,861,876
NET ASSETS - 100.00%					$ 68,694,675
____________
+ Variable rate security. Interest rate shown is as of April 30, 2008.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Dunham Appreciation & Income Fund

Message from the Sub-Adviser (Calamos Advisors, LLC)

Calamos is looking to rebound from a very difficult market environment that presented itself in the previous 6 months. The manager underperformed the benchmark, the Merrill Lynch Convertibles ex. Mandatory Index, by nearly 5 percent in the previous 6 months but has shown steady improvement since the January lows of the market.  They have outperformed the benchmark by nearly 5 percent for the last 12 months.

The manager has had strong success with a few of the top holdings in its portfolio.  Freeport McMoran (FCX) has done well in the industrial sector as global demand for copper continues to outpace supply.  In the energy sector Transocean (RIG), the portfolio’s top holding, was a top performer as the high global demand for oil continued, and evidence that the energy cycle is lengthening is a very good signal for offshore drillers.  Finally, Nike (NKE) continues to be the global leader in athletic shoe and apparel sales and has considerable growth in Europe.  Success in China is expected to be a key catalyst for long term growth.

One factor that had a negative impact on performance was the manager’s allocation to common stock, which dramatically underperformed convertible securities in the market’s difficult time period.  Sector allocation was slightly negative, particularly the overweight in technology and underweight in financial services.  Security selection was weak, notably in the technology, financial services and consumer discretionary sectors.  Nokia (NOK) was an underperformer in the telecom sector.  Calamos also had a difficult time in the healthcare sector as Schering-Plough Corp. (SGP) and Merck & Co. Inc. (MRK) struggled.

The Fund benefited greatly from security selection in the technology sector in 2007.  That trend reversed sharply during the last 6 months, although it has begun to recover the past few months. Calamos also sees no fundamental reasons to increase the holdings in the financial sector.  Being underweight financial services hurt when the sector recovered a bit during the past 3 months, but the manager is very comfortable with that position as they feel that the fundamentals in the sector are unattractive.

Calamos will continue to focus on high quality issues.  The portfolio holds 61 percent investment grade securities versus the 43 percent weight in the benchmark, and retains a large cap growth bias.  Also, the manager is focused on companies that will benefit from global themes.  In addition to securities mentioned above, other names the manager thinks have strong global themes are Agco Corp (AG) and Honeywell International (HON).  Agco is expected to be helped by the continued global infrastructure re-build and Honeywell is expected to be the beneficiary of strong aerospace and defense spending.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(10.23)%	3.46%	10.38%	6.74%
Class C	(10.67)%	2.52%	9.33%	5.73%
ML Conv ex Mandatories Index	(5.24)%	(0.87)%	8.48%	5.12%

The Merrill Lynch Convertibles ex Mandatories Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 1.88% for Class N and 2.88% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results. Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

Transocean, Inc. 1.625%, 5/15/21

2.92%

EMC Corp. – Mass 1.75%, 12/1/11

2.63%

Nike, Inc. – Cl. B

2.44%

Cisco Systems, Inc.

2.42%

Gilead Sciences, Inc. 0.625%, 5/1/13

2.32%

Oracle Corp.

2.14%

Nabors Industries, Inc.

2.01%

Bank of America Corp. Preferred Convertible 7.25%

      2.00%

L-3 Communications Corp.

2.00%

Symantec Corp. 1.00%, 6/15/13

2.00%

*Based on portfolio market value as of April 30, 2008

Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund ( Unaudited)
April 30, 2008

					Market
Security				Shares	Value
COMMON STOCK - 50.42%
Aerospace/Defense - 1.92%
Boeing Co.				5,000	$ 424,300
United Technologies, Corp.				5,690	412,354
					836,654
Apparel - 2.46%
Nike, Inc. - Class B				16,000	1,068,800

Beverages - 3.76%
Coca-Cola Co.				8,780	516,879
Molson Coors Brewing Co. - Cl. B				4,575	250,893
PepsiCo, Inc.				12,700	870,331
					1,638,103
Biotechnology - 1.24%
Biogen Idec, Inc.*				8,870	538,320

Commericial Services - 3.58%
Accenture, Ltd.				12,475	468,436
Apollo Group, Inc. - Cl. A*				4,625	235,413
Hewitt Associates, Inc. - Cl. A*				13,295	545,095
ITT Educational Services, Inc.*				4,060	311,240
					1,560,184
Computers - 2.48%
Dell, Inc.*				39,725	740,077
Hewlett-Packard Co.				7,365	341,368
					1,081,445
Diversified Manufacturing - 3.62%
General Electric Co.				11,400	372,780
Honeywell International, Inc.				12,795	760,023
Illinois Tool Works, Inc.				8,500	444,465
					1,577,268
Healthcare Products - 1.27%
Alcon, Inc.				3,510	554,580

Insurance - 2.71%
Aon Corp.				17,450	792,056
Manulife Financial Corp.				9,878	386,822
					1,178,878
Internet - 1.12%
Ebay, Inc.*				15,540	486,247

Investment Services - 2.69%
Nasdaq Stock Market, Inc.*				9,105	331,877
T. Rowe Price Group, Inc.				14,300	837,408
					1,169,285
Medical Products - 1.04%
Varian Medical Systems, Inc*				9,620	450,986

Multimedia - 1.64%
Disney (Walt) Co.				22,063	715,503

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
April 30, 2008

					Market
Security				Shares	Value
Oil & Gas - 1.35%
Ensco International, Inc.				3,265	$ 208,078
Halliburton Co.				8,315	381,742
					589,820
Pharmaceuticals - 2.60%
Merck & Co., Inc.				18,080	687,763
Novo Nordisk - ADR				6,450	443,050
					1,130,813
Retail - 2.83%
Coach, Inc.*				20,900	743,413
Yum Brands, Inc.				12,000	488,160
					1,231,573
Software - 8.21%
Adobe Systems, Inc.*				12,000	447,480
Electronic Arts, Inc.*				9,245	475,840
Infosys Technologies Ltd. - ADR				7,690	335,976
Intuit, Inc.*				14,025	378,254
Mastercard, Inc.				1,340	372,734
Microsoft Corp.				21,950	626,014
Oracle Corp.*				44,950	937,207
					3,573,505
Telecommunications - 4.19%
America Movil				5,365	310,955
Cisco Systems, Inc.*				41,340	1,059,958
Nokia Corp. - ADR				15,065	453,005
					1,823,918
Toys - 1.71%
Nintendo Co., Ltd - ADR				10,885	743,390

TOTAL COMMON STOCK
(Cost - $21,595,950)					21,949,272

		Dividend
Security	Shares	Rate
PREFERRED STOCK - 7.11%
Banks - 2.02
Bank of America Corp. Convertible	800	7.250%			878,400

Finance-Investment Banking - 1.55%
Citigroup, Inc	13,000	6.500%			674,128

Mining - 1.90%
Freeport-McMoran Copper & Gold Convertible	5,075	6.750%			826,921

Insurance - 0.96%
Metlife, Inc. Convertible	14,000	6.375%			416,500

Pharmaceuticals - 0.69%
Schering Plough Corp. Convertible	1,655	6.000%			298,777

TOTAL PREFERRED STOCK
(Cost - $3,087,283)					3,094,726

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CONVERTIBLE BONDS - 39.52%
Aerospace & Defense - 3.13%
L-3 Communications Corp.	$ 690,000	3.000%		8/1/35	$ 877,947
Lockheed Martin Corp.	331,000	4.619%	+	8/15/33	484,442
					1,362,389
Agriculture - 1.23%
Archer-Daniels-Midland Co.	440,000	0.875%		2/15/14	537,126

Apparel - 0.24%
Iconix Brand Group, Inc. - 144A	120,000	1.875%		6/30/12	102,300

Biotechnologyl - 1.84%
Genzyme Corp.	720,000	1.250%		12/1/23	802,483

Computers - 2.73%
Cadence Design System, Inc. - 144A	40,000	1.500%		12/15/13	34,350
EMC Corp.	970,000	1.750%		12/1/11	1,153,087
					1,187,437
Diversified Manufacturing - 0.88%
Roper Industries, Inc.	500,000	1.481%	+	1/15/34	383,187

Healthcare Services/Products - 4.09%
Amerigroup Corp.	160,000	2.000%		5/15/12	144,419
Beckman Coulter, Inc. - 144A	165,000	2.500%		12/15/36	185,831
Beckman Coulter, Inc.	585,000	2.500%		12/16/36	658,856
Hologic, Inc.	790,000	2.000%		12/15/37	789,975
					1,779,081
Internet - 4.78%
Amazon.com, Inc.	325,000	4.750%		2/1/09	358,417
Symantec Corp.	801,000	1.000%		6/15/13	875,413
Verisign, Inc. - 144A	531,000	3.250%		8/15/37	661,095
Verisign, Inc.	150,000	3.250%		8/15/37	186,750
					2,081,675
Investment Services - 0.93%
Nasdaq Stock Market, Inc. - 144A	400,000	2.500%		8/15/13	404,706

Machinery - 1.06%
AGCO Corp.	277,000	1.250%		12/15/36	460,989

Medical - 1.04%
Apogent Technologies, Inc.	231,000	1.550%	+	12/15/33	453,810

Oil & Gas - 7.68%
Hornbeck Offshore Services, Inc.	175,000	1.625%		6/15/23	212,433
Nabors Industries, Inc.	835,000	0.940%		5/15/11	879,881
Pride International, Inc.	340,000	3.250%		5/1/33	558,765
Sesi, LLC	356,000	1.500%	+	12/15/26	411,625
Transocean, Inc.	1,135,000	1.625%		5/15/21	1,278,294
					3,340,998
Pharmaceuticals - 4.32%
Gilead Sciences, Inc.	695,000	0.625%		5/1/13	1,017,408
Teva Pharmaceutical Finance	490,000	1.750%		2/1/26	554,742
Teva Pharmaceutical Finance	295,000	0.250%		2/1/26	307,906
					1,880,056

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
April 30, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Retail - 0.35%
Best Buy, Inc.	$ 140,000	2.250%		1/15/22	$ 154,290

Semiconductor - 2.04%
Intel Corp.	690,000	2.950%		12/15/35	693,885
Skyworks Solutions, Inc.	86,000	1.250%		3/1/10	96,105
Skyworks Solutions, Inc.	89,000	1.500%		3/1/12	98,978
					888,968
Software - 1.38%
Lawson Software, Inc.	250,000	2.500%		4/15/12	239,375
Lawson Software, Inc. - 144A	150,000	2.500%		4/15/12	143,625
Red Hat, Inc.	215,000	0.500%		1/15/24	217,227
					600,227
Telecommunications - 1.80%
Nuance Communications, Inc. - 144A	350,000	2.750%		8/15/2027	445,375
Nuance Communications, Inc.	260,000	2.750%		8/15/2027	336,131
					781,506
TOTAL CONVERTIBLE BONDS
(Cost - $16,395,624)					17,201,228

SHORT TERM INVESTMENTS - 3.60%	Shares
Citi Dollars on Deposit	1,568,075	2.340%	+		1,568,075
TOTAL SHORT TERM INVESTMENTS
(Cost - $1,568,075)					1,568,075

Total Investments - 100.65%
(Cost - $42,646,932)					43,813,301
Other assets less liabilities - (0.65)%					(283,804)
NET ASSETS - 100.00%					$ 43,529,497

*Non-income producing security
+Variable rate security. Interest rate shown is as of April 30, 2008

See accompanying notes to financial statements.

Dunham Large Cap Value Fund

Message from the Sub-Adviser (C.S. Mckee, L.P.)

Large cap value stocks lost ground to their large cap growth brethren in the last 3 months ended April 30, 2008, lagging large growth stocks by more than 300 bps.  C.S. McKee did outperform its benchmark index, however, the Russell 1000 Value Index, by almost 150 bps. for the same time period.  The portfolio was up 1.45 percent from February 1, 2008 to April 30, 2008 after an extremely poor month for most stocks in January.  The manager cited stock selection as the main driver of outperformance against the benchmark.

C.S. McKee continued to underweight the financial sector, with a 6 percent underweight relative to the benchmark index.  Exposure to financial stocks still hurt performance on an absolute basis, however.  The portfolio still maintains a large position in Washington Mutual, Inc. (WM), which was down 38 percent in the quarter ended April 30, 2008.  The manager feels Washington Mutual will recover when there is more visibility regarding future earnings for banks in general, but is not currently adding to the position.  C.S. McKee also owns UnionBanCal Corporation (UB), which was up 7 percent in the same time period.  The manager also holds positions in insurance companies, such as Allstate Corporation (ALL), which they believe have less exposure to subprime securities than the large banks.

The portfolio was overweight the energy sector in the first three months of 2008, which helped performance on both a relative and absolute basis.  The manager trimmed a large position in Apache Corporation (APA), which had grown to comprise more than 7 percent of the portfolio, to less than 5 percent, as part of McKee’s risk management strategy.  They replaced the sold shares with a position in Transocean, Inc., a deep sea oil driller.

A 2 percent overweight in technology hurt relative performance, but didn’t hurt that much on an absolute basis since technology only comprises a small part of the index.  The largest overweight was in the industrials sector, which the manager overweighted by 4 percent.  There was a 3 percent underweight in the telecom sector, which helped relative performance, but didn’t contribute much on an absolute basis since telecom is a small part of the index.  The manager also maintained a slight underweight in healthcare and a slight overweight in consumer staples.  Wal Mart Stores, Inc. (WMT) was a shining star in the consumer staples sector.  McKee holds a 3 percent stake in Wal-Mart, which returned more than 14 percent in the three months ended April 30, 2008.

Going forward, C.S. McKee does not plan any material changes to the portfolio.  The manager believes that a mild recession is likely in the coming year, but the Federal Reserve stimulus will soften the blow.  They will continue to look for names with international exposure, such as Altria Group (MO), to hedge against a weak U.S. dollar.

.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(7.54)%	(3.93)%	8.13%	7.68%
Class C	(7.94)%	(4.93)%	7.08%	6.64%
Russell 1000 Value Index	(9.83)%	(8.97)%	8.36%	7.63%

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 1.35% for Class N and 2.35% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any.   The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

Chevron Texaco Corp

4.86%

ConocoPhillips

4.78%

Apache Corp.

4.66%

Marathon Oil Corp.

3.92%

Procter & Gamble Co.

3.28%

Public Service Enterprise Group, Inc.

3.10%

Wal-Mart Stores, Inc.

2.95%

Intel Corp

2.92%

Burlington Northern Santa Fe.

2.70%

AT&T, Inc.

2.70%

*Based on portfolio market value as of April 30, 2008.

Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham Large Cap Value Fund (Unaudited)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.31%			Insurance - 5.90%
Aerospace & Defense - 3.27%			Allstate Corp.	12,732	$ 641,184
Honeywell International, Inc.	20,872	$ 1,239,797	American International Group, Inc.	31,090	1,436,358
United Technologies Corp.	7,416	537,438	Hartford Financial
		1,777,235	Services Group, Inc.	15,840	1,128,917
Air Courier - 0.65%					3,206,459
Fedex Corp.	3,708	355,486	Investment Services - 2.11%
			Merrill Lynch & Co., Inc.	23,014	1,146,788
Banks - 12.03%
Bank of America Corp.	37,241	1,398,027	Medical - 5.70%
Citigroup, Inc.	27,410	692,651	Boston Scientific Corp.*	55,662	741,974
JPMorgan Chase & Co.	29,902	1,424,830	Johnson & Johnson	8,700	583,683
SunTrust Banks, Inc.	11,614	647,481	Laboratory Corp. of America Holdings*	10,502	794,161
UnionBanCal Corp.	21,524	1,130,225	Pfizer, Inc.	22,599	454,466
U.S. Bancorp	36,907	1,250,778	Quest Diagnostics, Inc.	10,500	526,890
		6,543,992			3,101,174
Building & Construction			Metals - 2.19%
Products - 0.37%			Alcoa, Inc.	34,240	1,190,867
Masco Corp.	11,124	202,568
			Mining - 2.03%
Computers - 1.54%			Freeport-McMoran Copper & Gold, Inc.	9,700	1,103,375
Dell, Inc.*	45,000	838,350
			Oil - 20.48%
Conglomerates - 6.67%			Apache Corp.	19,032	2,563,230
Dover Corp.	19,600	969,612	ChevronTexaco Corp.	27,800	2,672,970
Emerson Electric Co.	18,852	985,206	ConocoPhillips	30,496	2,627,230
Fortune Brands, Inc.	13,767	930,925	Marathon Oil Corp.	47,274	2,154,276
General Electric Co.	22,627	739,903	Transocean, Inc.*	7,600	1,120,696
		3,625,646			11,138,402
Consumer Financial			Pharmaceuticals - 1.51%
Services - 0.50%			Amerisource Bergen Corp.	20,200	819,110
SLM Corp.*	14,700	272,391
			Railroads - 2.73%
Cosmetics/Personal Care - 3.32%			Burlington Northern Santa Fe Corp.	14,500	1,486,975
Procter & Gamble Co.	26,900	1,803,645
			Retail-Apparel - 0.92%
Electric Utilities - 4.45%			Gap, Inc.	27,000	502,740
FPL Group, Inc.	10,836	718,318
Public Service Enterprise Group, Inc.	38,800	1,703,708	Retail-Auto Parts - 1.76%
		2,422,026	Autozone, Inc.*	7,936	958,272
Food Processing - 1.34%
Dean Foods Co. *	8,900	206,836	Retail-Consumer Electronics - 1.43%
General Mills, Inc.	8,675	523,970	Best Buy, Inc.	18,100	778,662
		730,806
Industrial Equipment - 1.44%			Retail-Discount - 2.99%
Ingersoll-Rand Co.- Cl. A	17,580	780,200	Wal-Mart Stores, Inc.	28,000	1,623,440

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Large Cap Value Fund (Unaudited) (Continued)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Restaurant/Specialty - 2.39%			SHORT TERM INVESTMENTS - 4.77%
McDonald's Corp.	21,826	$ 1,300,393	Citi Dollars on Deposit, 2.34% +
			(Cost - $2,596,254)	2,596,254	$ 2,596,254
Savings & Loans - 1.23%
Washington Mutual, Inc.	54,549	670,407	Total Investments - 101.08%
			(Cost - $48,414,174)		54,976,622
Semiconductors - 2.96%			Other assets less liabilities - (1.08)%		(589,587)
Intel Corp.	72,228	1,607,795	NET ASSETS - 100.00%		$ 54,387,035

Telephone-Integrated - 2.73%
AT&T, Inc.	38,345	1,484,335

Tobacco - 1.67%
Altria Group, Inc.	12,795	255,900
Philip Morris International, Inc.*	12,795	652,929
		908,829

TOTAL COMMON STOCK
(Cost - $45,817,920)		$ 52,380,368

*Non-income producing security.
+ Variable rate security. Interest rate shown is as of April 30, 2008.

See accompanying notes to financial statements.

Dunham Real Estate Stock Fund

Message from the Sub-Adviser (Ten Asset Management, Inc.)

After struggling in 2007, the REIT industry turned around early in 2008.  The manager performance has turned positive returning nearly 7 percent year-to-date in 2008.  However, the manager has underperformed the benchmark year-to-date.  The manager’s stock selection added to relative portfolio performance, while sector allocation slightly detracted from returns.  The best performing sectors in early 2008 were storage and apartments

Healthcare REITs continued to add to absolute performance in the first 4 months of 2008, after being the only industry group to post a positive return in the fourth quarter of 2007.  The manager continues to favor healthcare and has maintained the overweight to that industry.  Although healthcare REITs slightly underperformed the benchmark, the manager’s stock selection made it one of the top four most profitable sectors for the portfolio.  Holdings such as Nationwide Health Properties, Inc. (NHP) increased significantly as it reported strong financial health scores as well as some market reports regarding adequate liquidity amongst REITs.  Nationwide Health Properties was up nearly 17 percent after the first 4 months of 2008.

While the apartments industry group was the second highest performer, the manager continued to underweight the sector, which impacted relative performance.  However, portfolio holdings such as Mid-America Apartment Communities, Inc. (MAA) helped to even out the relative losses from the active underweight.

The manager considers both long-term and short-term factors when considering a portfolio holding. Also, the manager believes that the portfolio holdings have sound fundamentals and will exhibit higher growth rates than their peers.  During this past quarter, this approach has served well in regards to security selection, and the manager anticipates that the REITs industries also will fall in line with expectations.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(10.18)%	(17.06)%	7.93%	6.84%
Class C	(10.65)%	(17.90)%	6.85%	5.79%
DJ Wilshire Real Estate Index	(7.51)%	(13.96)%	12.01%	10.47%

The Dow Jones Wilshire Real Estate Securities Index is a market-capitalization weighted index which provides a broad measure of the performance of publicly traded real estate securities.  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 1.74% for Class N and 2.74% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

ProLogis .

6.63%

Simon Property Group, Inc.

6.44%

Vornado Realty Trust

6.15%

Public Storage, Inc...

4.91%

Host Hotels & Resorts, Inc...

4.61%

Equity Residential - REIT

4.00%

AMB Property Corp...

3.51%

Nationwide Health Properties.

2.80%

Boston Properties, Inc.

2.72%

Mack Cali Realty Corp

2.67%

*Based on portfolio market value as of April 30, 2008.

Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham Real Estate Stock Fund (Unaudited)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.88%			REITs - Regional Malls - 10.31%
REITs - Apartments - 10.48%			General Growth Properties, Inc.	4,700	$ 192,512
Apartment Investment & Management Co.	2,500	$ 92,450	Simon Property Group, Inc.	6,889	687,936
Associated Estates Realty Corp.	9,500	114,950	Taubman Centers, Inc.	2,800	158,676
Avalonbay Communities, Inc.	1,284	130,968	The Macerich Co.	700	51,191
Education Realty Trust, Inc.	8,300	110,722			1,090,315
Equity Residential	10,300	427,656	REITs - Shopping Centers - 8.30%
Essex Property Trust, Inc.	400	47,600	Developers Diversified Realty Corp.	721	30,967
Mid-America Apartment Communities, Inc.	3,500	183,750	Inland Real Estate Corp.	12,500	201,875
		1,108,096	Kimco Realty Corp.	4,281	170,855
REITs - Health Care - 12.40%			Regency Centers Corp.	500	35,785
HCP, Inc.	2,000	71,400	Ramco-Gershenson Properties Trust	5,300	119,091
Health Care, Inc.	2,600	125,970	Weingarten Realty Investors	6,600	243,474
LTC Properties, Inc.	3,900	106,197	Urstadt Biddle Properties, Inc.	4,500	75,915
National Health Investors, Inc.	5,100	156,009			877,962
Nationwide Health Properties	8,300	298,966	REITs - Single Tenant - 3.14%
Omega Healthcare Investors, Inc.	9,500	166,250	Agree Realty Corp.	4,000	106,560
Senior Housing Properties Trust	9,400	225,130	National Retail Properties, Inc.	6,500	148,915
Universal Health Realty Income	2,200	73,788	Realty Income Corp.	2,900	76,299
Ventas, Inc.	1,800	87,408			331,774
		1,311,118	REITs - Storage - 4.96%
REITs - Hotels - 7.34%			Public Storage, Inc.	5,782	524,427
Hospitality Properties Trust	8,800	282,744
Host Hotels & Resorts, Inc.	28,668	493,090	REITs - Warehouse - 11.88%
		775,834	AMB Property Corp.	6,500	375,375
REITs - Manufactured Homes - 2.54%			First Industrial Realty Trust, Inc.	5,682	171,653
Equity Lifestyle Properties, Inc.	3,300	163,152	ProLogis	11,313	708,308
Sun Communities, Inc.	5,400	105,030			1,255,336
		268,182	TOTAL COMMON STOCK
REITs - Office Property - 23.53%			(Cost - $9,318,487)		10,031,122
Boston Properties, Inc.	2,894	290,818
Colonial Properties Trust	6,300	152,649	COMMON STOCK RIGHTS - 0.00%
Digital Realty Trust, Inc.	5,000	193,750	Winthrop Realty Trust Rights,	1,760	-
Entertainment Properties Trust	2,300	122,728	TOTAL COMMON STOCK RIGHTS
Highwoods Properties, Inc.	6,700	234,768	(Cost - $0)		-
HRPT Properties Trust	17,300	119,889
Investors Real Estate Trust	13,200	134,640	SHORT TERM INVESTMENTS - 6.18%
Mack Cali Realty Corp.	7,300	284,846	Citi Dollars on Deposit, 2.34% +	653,510	653,510
Parkway Properties, Inc.	3,800	150,708	TOTAL SHORT TERM INVESTMENTS
SL Green Realty Corp.	747	69,321	(Cost - $653,510)		653,510
Vornado Realty Trust	7,062	657,401
Winthrop Realty Trust	17,600	76,560	Total Investments - 101.06%
		2,488,078	(Cost - $9,971,997)		10,684,632
			Other liabilities less assets - (1.06)%		(111,380)
			NET ASSETS - 100.00%		$ 10,573,252
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate shown is as of April 30, 2008.

See accompanying notes to financial statements.

Dunham International Stock Fund

Message from the Sub-Adviser (Neuberger Berman Management Inc.)

International markets continued their decline in the first four months of 2008 as the MSCI AC World Ex. U.S. Index gave back more than 3 percent.  The U.S.-dollar remained weak as U.S. investors saw a return of negative 3.41 percent in U.S.-dollars compared to local currencies returning negative 7.56 percent, adding 415 bps. to U.S.-based investors.

Neuberger Berman is overweight in Europe, North America, and Latin America, and underweight Asia and Africa.  The manager’s stock selection in Ireland helped performance as Ireland returned 0.44 percent the first four months of 2008.  Leading the way was Dragon Oil (DGO LN), an oil, gas, and mineral exploration and production company based in Ireland, which returned over 43 percent as oil flirted with $110 a barrel.  The manager sold off Anglo Irish Bank Corporation (ANGL ID), which was down 37.05 percent over the last year, after it was hit hard by the credit crunch.

Neuberger Berman was hurt by their stock selection in Germany as that country returned negative 7.59 percent so far in 2008.  Hypo Real Estate Holding AG (HRX GR), a German financial holding company that structures investments in real estate and invests in mortgages and public sector loans, was down 30.35 percent the first four months of 2008.

The manager is overweight in energy which has helped performance by 2.22 percent over the MSCI All Country World Ex. U.S. Index for the first quarter.  Also, underweighting financials has helped performance by adding 0.77 percent over the benchmarked index.  The manager was hurt by their overweight to consumer discretionary as that sector detracted 0.75 percent from the portfolio.

Last quarter the manager’s weighted average market cap was $24.3 billion versus the index at $66.1 billion, a difference of $41.8 billion.  This quarter the manager’s weighted average market cap was $27.9 billion versus the index at $59.8 billion, a difference of $31.9 billion, or almost $10 billion closer to the average of the MSCI AC World ex. U.S. Index.  This has helped the performance of the fund as large cap equities continue to outperform the small cap equities worldwide.

The manager is taking a cautious approach during the upcoming months as the volatility in the markets remains high.  Neuberger is attractively positioned compared to its benchmark as expressed in a lower price to earnings ratio and a higher return on equity.  The manager is looking for companies with secure financing and good long-term value while continuing their philosophy of an all-cap international portfolio with their bottom-up stock selection process.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(11.69)%	(7.22)%	13.73%	11.22%
Class C	(12.12)%	(8.13)%	12.62%	10.14%
MSCI ACW ex US Index	(9.14)%	4.06%	19.83%	18.55%

The MSCI All Country World Index ex US is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States.  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 1.92% for Class N and 2.92% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distribution.  For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

Canadian Natural Resources, Ltd.

2.53%

Petroleo Brasileiro SA - ADR

2.48%

Vallourec, SA

2.39%

Vodafone Group PLC SP - ADR

2.31%

Wacker Chemie AG

2.20%

                        MacDonald, Dettwiler & Associates, Ltd.

2.14%

Companhia Vale do Rio Doce SP - ADR

2.13%

InBev NV.

2.04%

Continental AG

2.02%

Lloyds TSB Group PLC.

1.86%

*Based on portfolio market value as of April 30, 2008.

Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund ( Unaudited)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 92.53%			Commercial Services - 3.18%
Advertising - 2.06%			Experian Group, Ltd.	51,133	$ 385,338
Ipsos	18,022	$ 617,288	MacDonald, Dettwiler and
Teleperformance	13,775	568,329	Associates, Ltd.*	29,575	1,204,027
		1,185,617	Northgate PLC	20,510	241,289
Automobile Equipment - 1.91%					1,830,654
Bosch Corp.	26,800	153,092	Computer Equipment - 2.51%
Exedy Corp.	10,500	287,843	TPV Technology, Ltd.	871,000	605,653
Hyundai Mobis	4,100	375,794	Wincor Nixdorf AG	10,973	840,358
Nifco, Inc.	13,100	280,777			1,446,011
		1,097,506	Consulting Services - 1.03%
Automobiles - 2.29%			RPS Group PLC	57,794	366,285
Nissan Motor Co., Ltd SP-ADR	1,514	26,843	Stantec, Inc.*	7,685	228,162
Nissan Motor Co., Ltd	89,800	792,227			594,447
Porsche AG - Preferred	2,715	501,914	Distribution - 0.60%
		1,320,984	Kloeckner & Co.	6,235	343,930
Beverages - 0.69%
Pernod Ricard SA	3,445	396,902	Diversified Minerals - 3.15%
			Companhia Vale do Rio Doce SP - ADR	37,530	1,194,955
Brewery - 1.99%			Paladin Resources, Ltd.*	154,240	617,728
InBev NV	13,953	1,147,000			1,812,683
			Diversified Operations - 0.69%
Building Products - 3.22%			DCC PLC	17,290	397,592
CRH PLC	22,587	859,804
Marazzi Gruppo Ceramiche SPA	46,070	368,316	Electrical Equipment - 2.95%
Titan Cement Co. SA	6,595	294,480	Laird Group PLC	26,230	259,490
Wavin NV	26,911	332,250	Leoni AG	14,640	790,464
		1,854,850	Zumtobel AG	21,260	650,080
Chemicals - 2.15%					1,700,034
Wacker Chemie AG	5,047	1,238,216	Electronics - 2.75%
			Chemring Group PLC	12,460	608,058
Commercial Banks - 11.99%			Halma PLC	64,845	275,159
Allied Irish Banks PLC	20,365	428,036	Ibiden Co., Ltd.	9,600	415,195
Banco Santander SA	31,150	671,692	Nice SpA	1,300	5,910
Barclays PLC	64,330	581,621	Rexel SA*	17,090	277,516
BNP Paribas SA	3,061	330,024			1,581,838
Daegu Bank	28,650	454,331	Food - 1.53%
Danske Bank	7,750	267,989	Colruyt SA	2,120	538,928
DNB Holdings ASA	65,175	973,161	Nestle SA	630	300,619
Fortis	20,610	561,537	Unicharm Petcare Corp.	1,400	42,599
Hypo Real Estate Holding AG	17,888	665,056			882,146
Lloyds TSB Group PLC	122,011	1,045,132	Home Furnishings - 0.54%
Piraeus Bank S.A.	8,300	282,223	Advanced Digital Broadcast Holdings*	6,185	200,713
Unione di Banche Italiane Scpa	24,175	639,096	Nobia AB	16,415	107,902
		6,899,898			308,615

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited) (Continued)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Leisure & Recreation Products - 2.37%			Retail - Pubs - 0.73%
Raymarine PLC	53,110	$ 340,543	Punch Taverns PLC	41,014	$ 421,179
Sankyo Co., Ltd.	10,000	598,029
Yamaha Motor Co., Ltd	22,100	423,983	Semiconductors - 0.29%
		1,362,555	ASML Holding N.V.	5,825	166,234
Machinery - Diversified - 0.84%
Pfeiffer Vacuum Technology*	5,035	482,021	Steel Pipe - 5.46%
			Maruichi Steel Tube Ltd.	18,000	645,871
Medical - 2.00%			Sumitomo Metal Industries	119,000	497,589
Hogy Medical Co., Ltd.	6,100	321,022	Tenaris S.A. - ADR	12,395	657,059
Nihon Kohden Corp.	29,800	590,240	Vallourec SA	4,924	1,343,502
OPG Groep N.V.	8,890	238,755			3,144,021
		1,150,017	Telecommunication - 4.59%
Miscellaneous Manufacturing - 1.00%			KTC Corp. SP - ADR*	26,060	602,507
Aalberts Industries N.V.	26,560	574,784	Option NV*	32,985	317,371
			Telefonica SA	14,700	425,002
Multimedia- 1.69%			Vodafone Group PLC SP - ADR	41,020	1,298,693
Corus Entertainment, Inc. - Cl. B	14,335	275,427			2,643,573
Informa PLC	102,195	699,300	Textiles - 0.52%
		974,727	Toray Industries, Inc.	48,000	297,617
Oil & Gas - 16.59%
Addax Petroleum Corp.	20,655	920,461	Tires - 1.97%
Canadian Natural Resources, Ltd.	16,710	1,417,370	Continental AG	9,590	1,132,346
C.A.T Oil AG*	32,805	509,721
Dragon Oil PLC*	90,820	895,771	Transport Services - 2.06%
First Calgary Petroleums, Ltd.*	99,420	222,118	TNT NV	19,125	742,906
Petroleo Brasileiro SA - ADR	11,455	1,390,866	Euronav SA	10,855	446,165
Prosafe ASA*	30,435	527,103			1,189,071
Suncor Energy, Inc.	9,128	1,030,084	Wireless Equipment - 1.02%
Talisman Energy, Inc.	33,510	677,786	Nokia OYJ	13,680	420,006
Total Fina Elf SA - ADR	9,590	805,560	Sepura, Ltd.*	92,495	170,368
Tullow Oil PLC	38,560	575,830			590,374
Woodside Petroleum, Ltd.	10,956	577,132	TOTAL COMMON STOCK
		9,549,802	(Cost - $47,412,033)		53,272,704
Packaging - 0.98%
Gerresheimer AG	10,135	564,107	SHORT TERM INVESTMENT - 5.04%
			Citi Dollars On Deposit, 2.34%	2,899,163	2,899,163
Petrochemicals - 0.91%			(Cost - $2,899,163)
Ultrapar Participacoes S.A. SP - ADR	14,450	525,980
			Total Investments - 97.57%
Pharmaceuticals - 0.90%			(Cost - $50,311,196)		56,171,867
GlaxoSmithKline PLC - ADR	5,200	229,372	Other assets less liabilities -2.43%		1,402,025
Takeda Pharmaceutical Co.	5,500	288,920	NET ASSETS - 100.00%		$ 57,573,892
		518,292
Reinsurance - 3.38%			*Non-income producing security
Amlin PLC	78,146	426,784	ADR - American Depositary Receipts
Milano Assicurazioni S.p.A.	100,630	658,411
Swiss Re - Reg	10,390	861,885
		1,947,080

See accompanying notes to financial statements.

Dunham Small Cap Value Fund

Message from the Sub-Adviser (Denver Investment Advisors LLC)

Small cap value stocks outperformed small cap growth stocks in the six months ended April 30, 2008, besting the small growth stocks by over 250 bps.  The manager was in line with the benchmark index, the Russell 2000 Value Index, for the same time period.  Stock selection was the main driver of performance.

The sector that detracted most from performance was consumer cyclicals.  The manager was overweight the index for that sector and also underperformed it.  The holding in consumer cyclicals that hurt the most was Tempur Pedic International, Inc. (TPX), which was down 69 percent in the six months ended April 30, 2008.  Tempur Pedic engages in the manufacture, marketing, and distribution of high-end bedding products worldwide.  The manager plans to continue to hold the stock, despite a slowdown in consumer spending and will likely add to the position as future earnings become clearer.

Exposure to the REITs sector also detracted from performance, though the portfolio underweight the index by half.  In particular, Maguire Properties, Inc. (MPG) was a negative for the portfolio, down more than 40 percent in the six month period ended April 30, 2008, after an analyst downgrade and the failure of a proposed sale of the firm.

Stocks owned in the communications sector added the most value to the portfolio.  DIA underweighted the index by half and also outperformed the sector by nearly by a wide margin.  So in effect, the portfolio heavily underweighted a poor performing sector and the stocks that they picked in that sector outperformed the stocks in the index for that sector.  The same was true for the commercial services, utilities, and financial sectors.

The transportation sector also helped relative performance, as the manager overweighted the sector by about 500 bps and also outperformed it.  Although DIA’s holdings in this sector were down slightly, they still outperformed both the sector and the index as a whole.

Going forward, the manager sees the possibility of a shallow recession, but expects growth to continue in the second half of the year.  DIA added Eagle Bulk Shipping (EGLE) in January and is up 43 percent through April 30, 2008.  They also plan on adding some small banks that they think are capitalized well enough to weather the current credit crunch, some of which have been beaten down recently in sympathy with the larger banks.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(11.41)%	(12.69)%	6.73%	2.75%
Class C	(11.79)%	(13.54)%	5.72%	1.78%
Russell 2000 Value Index	(11.55)%	(15.13)%	7.29%	4.42%

The Russell 2000 Value Index measures the performance of the 2000 smallet companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 2.50% for Class N and 3.50% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

Berry Petroleum Co.-Cl. A.

  3.29%

Belden CDT, Inc.

  3.28%

Lincoln Electric Holdings

      3.13%

Genco Shipping & Trading, Ltd.

  3.07%

Gulf Island Fabrication, Inc.

  2.73%

Eagle Bulk Shipping, Inc.                                                    2.65%

Sauer – Danfoss, Inc.

  2.54%

WestAmerica Bancorp.

  2.52%

Owens & Minor, Inc.

  2.46%

Adtran, Inc.

  2.35%

*Based on portfolio market value as of April 30, 2008

Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham Small Cap Value Fund (Unaudited)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.34%			Healthcare Products - 6.75%
Auto Parts & Equipment - 1.79%			Cooper Cos., Inc.	10,350	$ 362,250
ArvinMeritor, Inc.	35,600	$ 531,864	Mentor Corp.	17,700	518,079
			Meridian Bioscience, Inc.	19,140	515,440
Building Materials - 0.93%			STERIS Corp.	22,250	616,548
LSI Industries, Inc.	25,245	276,685			2,012,317
			Home Furnishings - 0.90%
Chemicals - 0.57%			Tempur-Pedic International, Inc.	24,170	268,528
Ferro Corp.	9,700	170,526
			Household Products - 4.02%
Commercial Banks - 5.98%			Lancaster Colony Corp.	8,955	341,991
Colonial BancGroup, Inc. (The)	44,100	358,974	Toro Co.	11,700	495,963
First Niagara Financial Group	23,700	341,991	Tupperware Corp.	9,150	360,510
PacWest Bancorp.	15,395	330,839			1,198,464
Westamerica Bancorp.	12,825	749,493	Industrial - 3.12%
		1,781,297	Lincoln Electric Holdings, Inc.	12,195	930,479
Commercial Services - 4.10%
CDI Corp.	22,570	613,904	Insurance - 8.46%
Ennis, Inc.	35,880	607,807	American Equity Investment Life
		1,221,711	Holding Co.	64,200	619,530
Communications Equipment - 3.27%			Assured Guaranty, Ltd.	22,175	560,806
Belden CDT, Inc.	28,870	974,074	Max Re Capital Group, Ltd.	18,260	427,467
			Platinum Underwriters Holdings, Ltd.	17,215	617,502
Distribution Wholesales - 2.45%			Safety Insurance Group, Inc.	8,250	296,175
Owens & Minor, Inc.	16,125	730,785			2,521,480
			Investment Companies - 0.89%
Electric - 0.90%			MCG Capital Corp.	34,714	265,909
UIL Holdings Corp.	8,550	267,615
			Machinery - 4.72%
Electronic Components - 0.77%			Albany International Corp. - Cl .A	17,985	652,856
Bel Fuse, Inc. - Cl. B	8,814	229,781	Sauer-Danfoss, Inc.	26,155	755,095
					1,407,951
Electronics - 3.92%			Metal Fabrication - 0.50%
Park Electrochemical Corp.	18,000	487,800	Worthington Industries, Inc.	8,200	147,682
Technitrol, Inc.	32,410	680,610
		1,168,410	Office Furnishings - 1.92%
Finance - 3.49%			Knoll, Inc.	43,850	570,927
Cash America International, Inc.	15,210	620,416
SWS Group, Inc.	31,962	419,341	Oil & Gas - 6.98%
		1,039,757	Berry Petroleum Co. - Cl.A	19,745	977,772
Gas - 2.87%			Gulf Island Fabrication, Inc.	20,550	812,547
Northwest Natural Gas Co.	7,960	357,165	Holly Corp.	6,990	289,945
South Jersey Industries, Inc.	13,645	498,179			2,080,264
		855,344	REITs - Apartments - 1.34%
			Associated Estates Realty Corp.	32,875	397,788

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Small Cap Value Fund (Unaudited) (Continued)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
REITs - Mortgage - 2.21%			Software - 1.29%
MFA Mortgage Investments, Inc.	94,355	$ 659,541	Blackbaud, Inc.	16,400	$ 385,236

REITs - Office Property - 2.18%			Telecommunications - 2.35%
Maguire Properties, Inc.	11,390	183,379	Adtran, Inc.	29,525	698,562
Parkway Properties, Inc.	11,730	465,212
		648,591	Transportation - 6.73%
Rental & Leasing Services - 1.38%			Diana Shipping, Inc.	10,045	304,966
Aaron Rents, Inc.	16,470	410,103	Eagle Bulk Shipping, Inc.	26,790	788,430
			Genco Shippng & Trading, Ltd.	13,495	912,936
Retail - Apparel - 1.72%					2,006,332
Stage Stores, Inc.	32,612	513,312
			TOTAL COMMON STOCK
Retail - Automobile- 1.01%			(Cost - $28,997,792)		28,703,646
Asbury Automotive Group, Inc.	18,000	299,700
			SHORT TERM INVESTMENTS - 3.42%
Retail - Convenience Store - 1.83%			Citi Dollars on Deposit, 2.34% +	1,017,528	1,017,528
Casey's General Store, Inc.	24,625	544,951
			TOTAL SHORT TERM INVESTMENTS
Retail - Jewelry Store - 2.12%			(Cost - $1,017,528)		1,017,528
Movado Group	28,890	630,958
			Total Investments - 99.76%
Retail - Restaurant/Specialty - 1.70%			(Cost - $30,015,320)		29,721,174
Bob Evans Farms, Inc.	17,990	504,979	Other assets less liabilities - 0.24%		72,667
			NET ASSETS - 100.00%		$ 29,793,841
Semiconductor Equipment- 1.18%
Cohu, Inc.	20,250	351,743

REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate shown is as of April 30, 2008.

See accompanying notes to financial statements.

Dunham Large Cap Growth Fund

Message from the Sub-Adviser (Rigel Capital, LLC)

Rigel fought through an erratic marketplace during the previous 3 months.  The manager recovered from the January lows and rebounded in a very difficult market environment.  It has performed well against the benchmark during the previous 6 months.  On a one year basis, it has outperformed its benchmark by more than 300 bps. The manager has remained underweighted in the consumer discretionary and financial sectors.  In particular, it is underweight financials that have continued to have exposure to mortgage related securities.  Rigel has continued to take a conservative stance, buying what it considers to be safer names that are expected to perform well in times of uncertainty.

Rigel explained that despite the struggles in the consumer discretionary space, the portfolio performed well due to a combination of good stock selection and being underweight the sector.  The consumer discretionary sector underperformed the benchmark by over 160 bps. in the last 6 month period.  After already having success with names such as McDonalds Corporation (MCD) and Nike, Inc. (NKE), the manager found success in consumer names like Wal-Mart Stores Inc. (WMT) and Costco Wholesale Corporation (COST).  Both Wal-Mart and McDonalds were up over 18 percent in the last 3 months; Costco was up over 8 percent.

The portfolio’s underweight in technology helped relative performance as the technology sector underperformed in January of 2008.  The manager intends to remain underweight to technology until the fundamentals in the sector improve.  During the past 3 months the manager has begun to move back into technology.  Rigel’s top holding in the portfolio, International Business Machines Corp. (IBM), was up over 17 percent during the previous 3 months. However, Rigel’s reluctance to move back into technology sooner may have caused the manager to miss some alpha upon the sector’s recovery in March and April.

The portfolio’s success over the previous 6 months was mostly attributable to strong stock selection. The manager believes that its process will allow them to perform well, even in a difficult environment.  As part of the manager’s move to become more conservative in an uncertain market, the manager has remained vigilant in finding the names that fit its process and believe the second half of the year will be more constructive.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(8.54)%	3.61%	7.98%	6.56%
Class C	(9.00)%	2.64%	6.96%	5.53%
Russell 1000 Growth Index	(9.28)%	(0.24)%	8.86%	6.49%

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 1.42% for Class N and 2.42% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

International Business Machines

3.74%

Wal Mart Stores, Inc.

3.52%

Gilead Sciences, Inc.

3.02%

Aflac, Inc.

2.47%

Raytheon Co.

2.44%

Colgate Palmolive Co.

2.42%

Costco Wholesale Corp.

2.31%

CSX Corp.

2.26%

Transocean, Inc.

2.12%

Monsanto Co.

2.12%

*Based on portfolio market value as of April 30, 2008.

Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham Large Cap Growth Fund (Unaudited)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 91.27%			Healthcare Products - 4.79%
Aerospace - 5.54%			Alcon, Inc.	3,202	$ 505,916
General Dynamics Corp.	11,990	$ 1,084,136	Becton Dickinson & Co.	11,698	1,045,801
L3 Communications Holdings, Inc.	11,670	1,300,622	CR Bard, Inc.	14,945	1,407,371
Raytheon Co.	29,339	1,876,816	Intuitive Surgical, Inc.*	2,510	726,043
		4,261,574			3,685,131
Agriculture - 0.81%			Insurance - 2.47%
Archer-Daniels-Midland Co.	14,070	619,924	Aflac, Inc.	28,507	1,900,562

Apparel - 1.62%			Internet - 1.50%
Nike, Inc.	18,616	1,243,549	Priceline.com, Inc.*	9,012	1,150,292

Beverages - 2.35%			Machinery Construction & Mining - 3.22%
Coca-Cola Co.	25,295	1,489,117	Caterpillar, Inc.	17,755	1,453,779
PepsiCo, Inc.	4,698	321,954	Joy Global, Inc.	13,775	1,022,794
		1,811,071			2,476,573
Biotechnology - 5.07%			Machinery-Diversifed - 0.60%
Celgene Corp.*	16,765	1,041,777	Deere & Co.	5,515	463,646
Genetech, Inc.*	18,716	1,276,431
Genzyme Corp.*	22,512	1,583,719	Miscellaneous Manufacturing - 1.11%
		3,901,927	Honeywell International, Inc.	14,381	854,231
Chemicals - 7.41%
Air Products & Chemicals, Inc.	11,203	1,102,711	Oil & Gas- 12.78%
Monsanto Co.	14,288	1,629,118	Apache Corp.	7,150	962,962
Mosaic Co. *	4,840	592,948	Cameron International Corp.*	15,989	787,138
Praxair, Inc.	15,213	1,389,099	Denbury Resources, Inc.*	30,742	939,476
Sigma Aldrich Corp.	17,293	986,047	ENSCO International, Inc.	21,893	1,395,241
		5,699,923	EnCana Corp.	3,950	319,199
Commercial Services - 1.34%			Exxon Mobil Corp.	11,500	1,070,305
Mastercard, Inc.	3,705	1,030,583	Hess Corp.	9,222	979,376
			Range Resources Corp.	17,319	1,149,635
Computers - 8.55%			Transocean, Inc.*	11,070	1,632,382
Hewlett Packard Co.	33,957	1,573,907	Weatherford International, Ltd.*	7,358	593,570
International Business Machines Corp.	23,875	2,881,712			9,829,284
Research In Motion, Ltd.*	10,616	1,291,224	Pharmaceuticals - 6.08%
Western Digital Corp.*	28,584	828,650	Express Scripts, Inc. - Cl. A*	10,573	740,321
		6,575,493	Gilead Sciences, Inc.*	45,005	2,329,459
Cosmetics / Personal Care - 4.57%			Teva Pharmaceutical Industries, Ltd.	34,375	1,608,063
Avon Products, Inc.	30,066	1,173,175			4,677,843
Colgate Palmolive Co.	26,311	1,860,188	Pipelines - 0.61%
Procter & Gamble Co.	7,180	481,419	Williams Cos., Inc.	13,142	466,541
		3,514,782
Diversified Financial Services - 1.62%
Blackrock, Inc. - Cl.A	6,165	1,244,035

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Large Cap Growth Fund (Unaudited) (Continued)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail - Discount - 7.00%			TOTAL COMMON STOCK
Costco Wholesale Corp.	24,935	$ 1,776,619	(Cost - $64,334,006)		$ 70,196,094
TJX Cos, Inc.	27,586	888,821
Wal-Mart Stores, Inc.	46,810	2,714,044	SHORT TERM INVESTMENTS - 8.87%
		5,379,484	Citi Dollars on Deposit, 2.34% +	6,818,140	6,818,140
Retail - Drug Store - 1.00%
CVS Corp.	18,960	765,415	TOTAL SHORT TERM INVESTMENTS
			(Cost - $6,818,140)		6,818,140
Retail - Restaurants- 2.09%
McDonald's Corp.	27,004	1,608,898	Total Investments - 100.14%
			(Cost - $71,152,146)		77,014,234
Semiconductors - Restaurants- 0.84%			Other assets less liabilites - 0.14%		(109,433)
MEMC Elcectric Materials, Inc.*	10,275	647,017	NET ASSETS - 100.00%		$ 76,904,801

Software - 4.23%
BMC Software , Inc.*	32,741	1,138,078
Microsoft Corp.	26,936	768,215
Oracle Corp.*	64,615	1,347,223
		3,253,516
Transportation - 4.07%
CSX Corp.	27,668	1,741,700
Norfolk Southern Corp.	23,382	1,393,100
		3,134,800

*Non-income producing security
+ Variable rate security. Interest rate shown is as of April 30, 2008.

See accompanying notes to financial statements.

Dunham Small Cap Growth Fund

Message from the Sub-Adviser (Pier Capital, LLC)

Small cap growth stocks trailed small cap value by over 2.6 percent in the past 6 months.  However, small cap growth stocks have dramatically outperformed value by over 8 percent over the last 12 months.  Things changed decisively in 2008, as the areas of the market that were particularly strong for the manager in 2007 experienced sharp declines in the first four months of 2008, as the manager underperformed its benchmark by over 4 percent.  Pier has performed in line with its benchmark over the last 6 months and outperformed the benchmark by over 6 percent over the last 12 months.

The manager is underweight the benchmark in the financial and consumer discretionary sectors.  The manager feels there is a lack of earnings visibility in these areas of the market.  Pier remains focused on companies that it believes will exceed analyst earnings estimates.  During the 3 months of 2008 companies with the highest earnings growth estimates dramatically underperformed companies with lower projected growth.  The manager believes that an overall reduction in risk tolerance by investors put the growth segment under pressure.

After declining substantially in the first three months of the year on the back of domestic economic weakness, credit market dislocations, and signs of slowing foreign growth U.S. stocks rallied in April.  The manager will continue to remain focused on companies that it believes will exceed earnings expectations.  One of those companies that performed well was Marvel Entertainment, Inc. (MVL) which reported strong earnings and had success with its summer release of Iron Man.

Benchmark performance in April was led by utilities, energy, and producer durables.  The worst performing sectors were consumer staples, healthcare, and autos.  The best performing sectors in the portfolio were financial services, business services, and capital goods.  The worst performing were consumer staples, transportation, and healthcare.

Technology hurt Pier’s performance in the first three months of 2008.  However, technology seems to have rebounded in April and Pier remains confident in the space.  Earnings estimates for its holdings in the sector remain robust and Pier feels the sector will generate strong performance for the year.  The manager generated significant alpha in technology in 2007 and they remain confident that spending on technology will remain robust through the end of the year.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(14.21)%	(0.53)%	8.76%	6.15%
Class C	(14.69)%	(1.59)%	7.71%	5.11%
Russell 2000 Growth Index	(14.14)%	(6.71)%	9.90%	5.49%

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 1.45% for Class N and 2.45% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

Waddell & Reed Financials, Inc. – Cl. A

1.84%

Pediatrix Medical Group, Inc.

1.57%

New Oriental Education - ADR

1.55%

Jack In the Box, Inc

1.30%

Icon PLC - ADR

1.20%

Arbitron, Inc.. . .

1.12%

BioMarin Pharmaceutical, Inc.

1.11%

Genoptix, Inc.

1.11%

IPC, The Hospitalist Co.

1.09%

K12, Inc.

1.07%

*Based on portfolio market value as of April 30, 2008.

Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 92.38%			Commercial Services - 9.61% (Continued)
Aerospace - 1.53%			Pharmaceutical Product Development, Inc.	2,647	$ 109,639
Curtiss-Wright Corp.	5,806	$ 275,727	Providence Service Corp.*	7,806	219,661
Triumph Group, Inc.	3,888	228,887	TNS, Inc. *	12,522	288,006
		504,614	TeleTech Holdings, Inc. *	9,819	225,150
Auto Parts & Equipment - 0.41%					3,181,787
BorgWarner, Inc.	2,753	135,310	Computer Services - 1.96%
			Ness Technologies, Inc.*	21,321	193,381
Banks - 1.10%			SYKES Eneterprises, Inc.	13,609	226,182
Northern Trust Corp.	1,838	136,214	Synaptics, Inc.	6,742	228,823
Wilmington Trust Corp.	6,895	226,708			648,386
		362,922	Distribution - 1.44%
Beverages - 0.66%			LKQ Corp.*	15,753	342,785
Boston Beer Co., Inc. *	4,892	216,716	WW Grainger, Inc.	1,534	133,013
					475,798
Biotechnology - 3.85%			Electric - 1.09%
Bio-Rad Laboratories, Inc.*	2,478	206,541	EnerNoc, Inc.*	7,700	118,734
Charles River Laboratories, Inc.*	4,300	249,615	Powell Industries*	5,747	241,776
Illumina, Inc.*	4,304	335,239			360,510
Invitrogen Corp.*	2,850	266,675	Electronics - 1.02%
RTI Biologics, Inc.	21,400	216,996	II-VI, Inc. *	5,880	218,383
		1,275,066	Waters Corp.*	1,958	120,339
Chemicals - 1.51%					338,722
Agrium, Inc.	2,427	191,733	Energy - Alternate Sources - 0.47%
CF Industries Holdings, Inc.	1,454	194,400	First Solar, Inc. *	531	155,047
FMC Corp.	1,813	113,820
		499,953	Environmental Control - 0.68%
Coal - 3.04%			Clean Harbors, Inc. *	3,400	224,298
Arch Coal Inc.	2,255	129,346
Consol Energy, Inc.	3,550	287,408	Engineering Services - 0.13%
Foundation Coal Holdings, Inc.	4,319	259,054	McDermott International, Inc.*	798	42,757
International Coal Group, Inc. *	26,989	214,832
Walter Industries, Inc.	1,651	114,513	Food - 3.73%
		1,005,153	Campbell Soup Co.	3,507	122,044
Commercial Services - 9.61%			Chiquita Brands International, inc. *	9,529	216,785
Arbitron, Inc.	7,614	364,253	ConAgra Foods, inc.	4,763	112,216
Capella Education Co.*	3,750	241,838	Del Monte Foods Co.	24,630	222,163
Corrections Corp. of America*	12,352	314,976	General Mills, Inc.	1,988	120,075
Iron Mountain, Inc.*	3,400	93,398	Hain Celestial Group, Inc.	7,171	176,980
K12, Inc.*	13,675	348,439	Kellogg Co.	2,206	112,881
Kendle International, Inc.*	5,560	237,356	United Natural Foods, Inc.*	7,600	150,480
New Oriental Education - SP ADR*	6,700	502,902			1,233,624
Parexel International Corp.*	9,298	236,169

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited) (Continued)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Internet - 3.55%			Metal - 1.00%
Comscore, Inc.*	10,349	$ 195,286	Ladish Co., Inc.*	7,103	$ 213,516
Equinix, Inc.*	3,631	328,315	Precision Castparts Corp.	995	116,972
GSI Commerce, Inc. *	15,293	212,879			330,488
NetFlix, Inc. *	5,936	189,833	Miscellaneous Manufacturing - 1.13%
Priceline.com, Inc.	1,021	130,320	Actuant Corp.	7,387	250,197
VeriSign, Inc. *	3,290	118,605	Donaldson Co, Inc.	2,850	124,089
		1,175,238			374,286
Investment Services - 5.21%			Oil & Gas - 4.00%
Eaton Vance Corp.	7068	258,689	Atwood Oceanics, Inc.*	1,473	148,316
FCStone Group, Inc.*	7,387	305,970	Carrizo Oil & Gas, Inc. *	1,774	112,631
Jefferies Group, Inc.	13,616	255,981	Continental Resources, Inc. *	4,010	172,310
Piper Jaffray Cos *	1,671	62,261	Goodrich Petroleum Corp. *	8,991	303,716
T. Rowe Price Group, Inc.	4,244	248,529	Newfield Exploration Co. *	1,682	102,198
Waddell & Reed Financial, Inc. - Cl. A	17,585	595,428	Parallel Petroleum Corp. *	11,882	251,780
		1,726,858	Ultra Petroleum Corp. *	1,374	114,138
Machinery - 2.71%			Whiting Petroleum Corp. *	1,556	119,065
Bucyrus International, Inc.	833	104,900			1,324,154
Cognex Corp.	9,624	242,525	Oil & Gas Services - 1.97%
Cummins, Inc.	1,732	108,510	Acergy SA - ADR	8,250	203,198
IDEX Corp.	3,844	141,036	W-H Energy Services, Inc. *	2,728	210,847
Joy Global, Inc.	4,050	300,713	Willbros Group, Inc. *	6,600	238,194
		897,684			652,239
Media - 0.41%			Pharmaceuticals - 2.78%
John Wiley & Sons, Inc.	2,959	136,262	BioMarin Pharmaceuticals, Inc.*	9,909	361,282
			Cypress Bioscience, Inc.*	11,400	75,012
Medical Instruments - 4.11%			Forest Labs, Inc.*	3,286	114,057
Cepheid, Inc. *	9,455	185,034	Herbalife Ltd.	4,435	194,164
Immucor, Inc.*	6,550	176,719	Sucampo Pharmaceuticals*	12,363	177,038
Masimo Corp.	7,716	224,921			921,553
Meridian Bioscience, Inc.	7,065	190,260	Physical Practice Management - 3.15%
NuVasive, Inc.*	6,285	239,773	Athenahealth, Inc.*	7,350	183,750
SenoRx, Inc. *	23,742	173,317	IPC The Hospitalist Co.*	15,023	352,590
Sirona Dental Systems, Inc. *	1,730	46,312	Pediatrix Medical Group, Inc.*	7,462	507,565
Techne Corp. *	1,685	122,196			1,043,905
		1,358,532	Retail-Apparel - 5.60%
Medical - Labs - 3.66%			Abercrombie & Fitch Co.	1,510	112,208
Amedisys, Inc. *	5,559	287,956	Buckle, inc.	4,517	219,436
Bio-Reference Labs, Inc. *	6,850	172,483	Charlotte Russe Holding, Inc. *	13,049	207,218
Genoptix, Inc.*	13,150	360,705	Coach, Inc. *	3,346	119,017
ICON PLC - ADR*	5,413	389,736	Collective Brands, Inc.*	20,513	253,746
		1,210,880	Columbia Sportswear Co.	5,054	212,066
Medical Products - 0.68%			Hanesbrands, Inc. *	6,832	239,257
China Medical Technologies, Inc.	5,002	187,075	Kohl's Corp. *	2,589	126,473
Vnus Medical Technologies, Inc.*	2,399	39,224	Men's Warehouse, Inc.	8,770	233,545
		226,299	Ross Stores, Inc.	3,882	130,008
					1,852,974

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited) (Continued)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Bedding- 0.37%			Software - 2.15%
Bed Bath & Beyond, Inc. *	3,783	$ 122,948	Deltek, Inc.*	10,850	$ 133,238
			Innerworkings, Inc.*	13,691	184,007
Retail-Catalog Shopping - 0.45%			Phase Forward, Inc. *	15,559	286,286
MSC Industrial Direct Co.	3,080	150,181	Red Hat, Inc. *	5,258	108,157
					711,688
Retail-Consumer Electronics - 0.67%			Telecommunication - 1.47%
Best Buy Co., Inc.	5,145	221,337	Foundry Networks, Inc.*	15,684	199,657
			Switch & Data Facilities Co., Inc. *	19,006	287,751
Retail-Misc - 0.65%					487,408
Titan Machinery, Inc.*	11,879	216,317	Toys - 1.03%
			Marvel Entertainment, Inc. *	11,820	339,116
Retail-Restaurant/Specialty - 5.88%
Buffalo Wild Wings, Inc.*	8,636	265,557	Transportation- 3.80%
California Pizza Kitchen*	16,696	260,291	HUB Group, Inc. *	7,031	229,843
Chipotle Mexican Grill, Inc. *	965	94,695	Kansas City Southern *	5,350	241,178
Darden Restaurants, Inc.	4,070	144,811	Knight Transportation, Inc.	15,098	256,515
Einstein Noah Restaurant Group, Inc.*	11,745	132,131	Norfolk Southern Corp.	3,847	229,204
Jack in the Box, Inc.*	15,800	422,650	Uti Worldwide, Inc.	13,676	300,598
Red Robin Gourmet Burgers, Inc. *	6,379	262,049			1,257,338
Texas Roadhouse, Inc. *	20,954	247,257	TOTAL COMMON STOCK
Tim Hortons, Inc.	3,360	115,416	(Cost - $28,680,303)		30,572,976
		1,944,857
Retail-Sporting Goods - 1.89%			SHORT TERM INVESTMENTS - 5.59%
Dick's Sporting Goods, Inc. *	4,409	126,097	Citi Dollars on Deposit, 2.34% +	1,850,653	1,850,653
Hibbett Sports, Inc. *	13,427	245,177	TOTAL SHORT TERM INVESTMENTS
Zumiez, Inc. *	12,066	252,783	(Cost - $1,850,653)		1,850,653
		624,057
Savings & Loans- 0.76%			Total Investments - 97.97%
New York Community Bancorp, Inc.	13,416	250,477	(Cost - $30,530,956)		32,423,629
			Other assets less liabilities - 2.03%		672,222
Semiconductors - 1.07%			NET ASSETS - 100.00%		$ 33,095,851
IPG Photonics Corp.*	12,124	202,835
Microchip Technology, Inc.	4,147	152,402
		355,237

*Non-income producing security
ADR - American Depositary Receipts
+ Variable rate security. Interest rate shown is as of April 30, 2008.

See accompanying notes to financial statements.

Dunham Emerging Markets Stock Fund

Message from the Sub-Adviser (Van Eck Associates Corporation)

Emerging markets had a tough start to the year as the MSCI Emerging Markets Index gave back 3.68 percent for the first four months of 2008.  Last year, large cap emerging market stocks outperformed small cap emerging market stocks, which hurt Van Eck.  Large caps outperformed small caps from August until December 2007 by more than 17 percent.  In the first quarter, that gap has narrowed to four percent and Van Eck is hoping to rebound as they have not sold off their small cap stocks that are fundamentally sound.

The best performing region in the emerging markets sector was the Latin America countries, which returned 8.33 percent, while the worst performing region was the emerging market European countries with an underperformance of more than 10 percent.

Peru, Brazil, and Argentina returned 10.72 percent, 9.60 percent, and 9.38 percent, respectively, for the first four months of 2008, detracting from performance as the manager was underweight Latin America.

Turkey performed the worst of the emerging market countries as it gave back more than 28 percent so far this year.  China was also one of the worst performing countries as it returned negative 11.77 percent the first four months of 2008.  The manager believes the quickness China is growing is somewhat alarming, but still expects growth in the 7 to 8 percent range in 2008. The appreciation of the Chinese Yuan also hurt performance,  as the cost of goods sold has increased to other countries. There are still buying opportunities in China, however, as the manager looks to find value in companies that focus on long-term structural items that will help the country maintain it’s development.

The best performing security in the portfolio, so far in 2008, was Eurasian Natural Resources Corporation (ENRC LN), a mineral mining company operating in Kazakhstan.  Eurasian returned over 87 percent during the first four months as South Africa, a major exporter of chromium, could not keep up with the global demand for the mineral. Chromium is a mineral used as an alloy, a catalyst, and even dietary supplements.

Van Eck believes that their portfolio has an average upside potential of 53 percent over the next 18 months.  Our manager stresses that this potential has not been this high since 2003.  Van Eck is sure their long-term approach will pay off over the next couple of years as the stock market flattens out and becomes less volatile.

Growth of $10,000 Investment

Total Returns as of April 30, 2008

	Six Months	One Year	Annualized Three Years	Annualized Since Inception (12/10/04)
Class N	(16.61)%	4.25%	24.94%	25.01%
Class C	(17.04)%	3.21%	23.72%	23.83%
MSCI Emerging Markets Index	(10.18)%	25.71%	34.27%	32.39%

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  Investors cannot invest directly in an index or benchmark.

The Fund’s total annual operating expenses, including underlying funds, are 2.62% for Class N and 3.62% for Class C.  The performance data quoted here represents past performance, which is not indicative of future results.  Current performance may be lower or higher than the performance data quoted. The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.  For performance information current to the most recent month-end, please call 1-800-442-4358.

Top 10 Portfolio Holdings*

Company

Kazmunaigas Exploration – GDR.

  3.58%

Taewoong Co., Ltd.                                                          3.14%

CB Industrial Product Holdings.                                           2.71%

Localiza Rent a Car SA.                                                    2.66%

Lukoil – ADR.                                                                  2.56%

Finetec Corp.                                                                  2.55%

Cia Vale do Rio Doce- Pref ADR

 2.46%

KNM Group BHD.

 2.36%

Petroleo Brasilerio S.A.  SP - ADR

 2.21%

Tian An China Investments, Ltd.

 2.18%

*Based on portfolio market value as of April 30, 2008.

Top 10 Portfolio Holdings excludes short-term investments.

Portfolio Composition*

SCHEDULE OF INVESTMENTS
Dunham Emerging Markets Stock Fund (Unaudited)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 92.09%			Engineering Services - 2.30%
Agriculture - 1.43%			KNM Group BHD	248,000	$ 502,437
China Green Holdings, Ltd.	237,000	$ 312,570
			Enviromental Control - 1.45%
Airport Operators - 1.51%			China Ecotek Corp.	225,000	317,391
Airports of Thailand PCL	190,000	329,549
			Food - 3.58%
Auto & Truck Parts			BIM Birlesik Magazalar AS	3,000	272,471
Supplier - 0.94%			China Lifestyle Food and
Hyundai Mobis	2,232	204,579	Beverages Group, Ltd.	1,000,000	213,597
			Olam International Ltd.	90,000	177,653
Banks - 6.00%			The Spar Group, Ltd.	16,000	118,707
African Bank Investments, Ltd.	70,000	246,224			782,428
Bank of Georgia - GDR*	7,000	167,580	Forest Products & Paper - 0.90%
Creditcorp, Ltd.	3,400	273,224	Kazakhstan Kagazy PLC - GDR * - 144A	49,300	197,200
Halyk Savings Bank of Kazakhstan	27,000	434,700
Standard Bank Group, Ltd.	16,000	190,781	Gaming - 2.38%
		1,312,509	Dreamgate Corp. Bhd	1,843,269	271,327
Chemicals - 4.37%			Queenco Leisure*	17,500	248,754
Ecopro Co., Ltd.	24,000	241,759			520,081
FINETEC Corp.	39,500	543,659	Hand/Machine Tools - 1.76%
SSCP, Co., Ltd.*	9,900	171,311	Awea Mechantronic Co., Ltd.	197,000	384,974
		956,729
Coal Producers - 2.68%			Holding Companies - Diversified - 2.39%
Hidili Industry International Development*	210,000	320,607	Beijing Development HK, Ltd.	439,000	175,722
Yanzhou Coal Mining	144,000	265,661	Bidvest Group, Ltd.	14,991	226,474
		586,268	Tekfen Holding A.S.	19,600	121,234
Commericial Services - 4.52%					523,430
Anhanguera Educacional			Lodging - 2.30%
Participacoes SA *	11,600	187,061	Chagala Group - GDR*	6,000	42,000
GST Holdings, Ltd.	680,000	235,548	Home Inns & Hotels Management - ADR*	20,600	461,646
Localiza Rent a Car SA	44,200	566,767			503,646
		989,376	Machinery - Construction & Mining - 0.81%
Computer Systems - 1.40%			China Infrastructure Machinery
Ju Teng International Holdings, Ltd. *	870,000	305,827	Holdings, Ltd.	158,000	178,177

Electrical Components - 0.38%			Machinery - Diversified - 3.76%
Fortune Electric Co., Ltd.	50,000	82,027	CB Industrial Product Holding Bhd	389,000	578,759
			SFA Engineering Corp.	3,691	244,803
Electronics - 4.12%					823,562
Chroma ATE, Inc.	168,000	397,274	Media - 1.19%
Lumax International Corp, Ltd.	141,000	303,325	Naspers Ltd. -Cl. N	12,000	261,145
Won Ik Quartz Corp.	41,500	200,536
		901,135	Metal Processing - 3.06%
Engineering and Construction - 1.53%			Taewoong Co., Ltd.	6,354	669,209
PYI Corp., Ltd.	1,360,000	335,001

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
Dunham Emerging Markets Stock Fund (Unaudited) (Continued)
April 30, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Mining - 3.26%			Retail-Multilevel Direct Selling - 1.21%
Cia Vale do Rio Doce- Pref. ADR	16,524	$ 523,753	Best World International, Ltd.	462,500	$ 265,707
Eurasian Natural Resources*	8,000	190,133
		713,886	Semiconductors - 1.14%
Miscellaneous Manufacturing - 0.66%			MJC Probe, Inc.	87,610	250,047
Peace Mark Holdings Ltd.	124,000	144,449
			Shipbuilding - 0.85%
Oil & Gas - 10.78%			Coastal Contracts Berhad	250,000	185,977
C.A.T. Oil AG*	23,500	365,141
Kazmunaigas Exploration - GDR*	26,000	764,400	Steel - 0.36%
LUKOIL SP - ADR	6,100	546,560	Gloria Material Technology Corp.	50,000	78,824
OAO Gazprom - ADR*	4,000	212,800
Petroleo Brasileiro S.A. SP - ADR	3,874	470,381	Telecommunications - 0.66%
		2,359,282	America Movil SA de CV - ADR	2,500	144,900
Pharmaceutical Distributor - 0.87%
Cremer SA	22,000	190,451	Textiles - 0.84%
			Cia Hering	30,300	182,627
Real Estate - 11.71%
BR Malls Participacoes SA*	24,000	255,274	Transportation - 1.54%
China Properties Group Ltd.	550,000	267,429	Ezra Holdings, Ltd.	130,000	229,800
Even Construtora e Incorporadora SA	35,000	219,022	Ultrapetrol Bahamas, Ltd.*	11,064	106,325
Hirco PLC*	43,500	295,939			336,125
IRSA Inversiones y Representaciones
SA SP - GDR *	14,100	196,272	TOTAL COMMON STOCK
Megaworld Corporation	4,250,000	207,121	(Cost - $18,908,981)		20,151,883
Sinpass Gayrimenkul Yatirim
Ortakligi AS *	17,000	60,429	SHORT TERM INVESTMENTS - 5.38%
Sistema Hal - GDR*	15,300	112,761	Citi Dollars on Deposit, 2.34% +	1,177,594	1,177,594
SRE Group, Ltd.	618,000	132,407
Tian An China Investments Ltd.*	549,600	465,368	TOTAL SHORT TERM INVESTMENTS
Ticon Industrial - NVDR	216,000	121,249	(Cost - $1,177,594)		1,177,594
XXI Century Investments Public Ltd.*	8,100	230,209
		2,563,480
Retail-Apparel - 0.45%			WARRANTS - 0.01%
Stella International Holdings	67,000	99,366	Tian an China Investment Warrant	31,600	1,824

Retail-Automobile - 0.95%			TOTAL WARRANTS
PT Astra International	96,000	208,198	(Cost - $0)		1,824

Retail-Major Department Store - 2.05%			Total Investments - 97.48%
Grupo FAMSA S.A. de C.V.*	60,000	195,855	(Cost - $20,086,575)		21,331,301
Mitra Adiperkasa Tbk PT	4,495,000	253,459	Other assets less liabilities - 2.52%		552,246
		449,314	NET ASSETS - 100.00%		$ 21,883,547

*Non-income producing security
ADR - American Depositary Receipts
GDR- Global Depositary Receipts
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2008

	Dunham
	Corporate /	Dunham	Dunham	Dunham	Dunham
	Government	High-Yield	Appreciation &	Large Cap	Real Estate
	Bond Fund	Bond Fund	Income Fund	Value Fund	Stock Fund
Assets:
Investments in securities, at cost	$ 90,468,024	$ 67,551,148	$ 42,646,932	$ 48,414,174	$ 9,971,997
Investments in securities, at value	$ 90,125,813	$ 65,832,799	$ 43,813,301	$ 54,976,622	$ 10,684,632
Receivable for securities sold	379,105	1,602,366	27,042	-	550,206
Interest and dividends receivable	899,491	1,424,269	119,951	53,249	24,511
Receivable for fund shares sold	67,217	177,979	846	513	66
Prepaid expenses and other assets	62,954	70,849	61,793	60,466	57,154
Total Assets	91,534,580	69,108,262	44,022,933	55,090,850	11,316,569

Liabilities:
Payable for securities purchased	372,993	264,454	391,680	552,955	713,639
Payable for fund shares redeemed	2,150	40,686	16,608	53,786	6,035
Dividends payable	-	23,148	-		-
Payable to adviser	37,316	33,126	23,018	28,754	5,646
Payable to sub-adviser	15,704	23,748	32,283	37,971	-
Payable for distribution fees	8,349	6,519	5,511	6,712	1,866
Payable for administration fees	7,181	4,968	3,440	4,224	1,540
Payable for fund accounting	8,250	4,080	3,087	3,829	1,564
Payable to transfer agent	2,484	2,406	3,215	2,732	2,264
Payable for custody fees	9,042	3,677	5,701	4,916	3,016
Accrued expenses and other liabilities	9,578	6,775	8,893	7,936	7,747
Total Liabilities	473,047	413,587	493,436	703,815	743,317

Net Assets	$ 91,061,533	$ 68,694,675	$ 43,529,497	$ 54,387,035	$ 10,573,252

Net Assets:
Paid in capital	$ 89,856,236	$ 73,620,380	$ 43,363,385	$ 47,465,908	$ 10,854,117
Undistributed net investment income (loss)	12,419	(645)	(126,202)	35,828	61,113
Accumulated net realized gain (loss) on		.
investments and foreign currency transactions	1,535,089	(3,206,711)	(874,055)	322,851	(1,054,613)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(342,211)	(1,718,349)	1,166,369	6,562,448	712,635

Net Assets	$ 91,061,533	$ 68,694,675	$ 43,529,497	$ 54,387,035	$ 10,573,252

Net Asset Value Per Share
Class C Shares:
Net Assets	$ 13,156,360	$ 10,546,052	$ 6,006,426	$ 7,901,861	$ 2,124,482
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	963,056	1,127,723	741,510	674,410	158,410
Net asset value, offering and
redemption price per share	$ 13.66	$ 9.35	$ 8.10	$ 11.72	$ 13.41

Class N Shares:
Net Assets	$ 77,692,309	$ 57,998,586	$ 36,633,083	$ 46,282,119	$ 8,295,128
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	5,654,607	6,177,616	4,448,769	3,890,513	599,913
Net asset value, offering and
redemption price per share	$ 13.74	$ 9.39	$ 8.23	$ 11.90	$ 13.83

Class A Shares:
Net Assets	$ 212,864	$ 150,037	$ 889,988	$ 203,055	$ 153,642
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	15,447	15,959	108,441	17,101	11,114
Net asset value and
redemption price and per share	$ 13.78	$ 9.40	$ 8.21	$ 11.87	$ 13.82
Front-end sales charge factor	0.9550	0.9550	0.9425	0.9425	0.9425
Offering price per share (Net asset value per
share / front-end sales charge factor)	$ 14.43	$ 9.84	$ 8.71	$ 12.59	$ 14.66

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
April 30, 2008

					Dunham
	Dunham	Dunham	Dunham	Dunham	Emerging
	International	Small Cap	Large Cap	Small Cap	Markets
	Stock Fund	Value Fund	Growth Fund	Growth Fund	Stock Fund
Assets:
Investments in securities, at cost	$ 50,311,196	$ 30,015,320	$ 71,152,146	$ 30,530,956	$ 20,086,575
Investments in securities, at value	$ 56,171,867	$ 29,721,174	$ 77,014,234	$ 32,423,629	$ 21,331,301
Foreign currency, at value (Cost - $240,519, $515,214)	239,463	-	-	-	531,862
Receivable for securities sold	953,374	86,424	2,780,805	1,450,487	12,165
Interest and dividends receivable	318,393	28,769	58,879	20,855	37,923
Receivable for fund shares sold	547	199	2,370	199	282
Receivable for open forward foreign currency
contracts	759	-	-	-	-
Prepaid expenses and other assets	86,183	53,821	64,799	57,201	65,464
Total Assets	57,770,586	29,890,387	79,921,087	33,952,371	21,978,997

Liabilities:
Payable for securities purchased	24,040	-	2,844,476	724,510	-
Payable for fund shares redeemed	39,643	27,148	29,696	57,745	25,920
Payable to adviser	30,362	15,586	41,025	17,145	11,298
Payable to sub-adviser	23,702	26,724	61,192	26,925	-
Payable for distribution fees	7,622	3,078	8,240	4,126	2,958
Payable for administration fees	4,171	3,165	6,237	3,615	2,018
Payable for fund accounting fees	7,148	3,379	4,666	3,712	4,143
Payable for transfer agent fees	2,762	2,469	2,385	2,347	2,443
Payable for custody fees	51,666	6,941	10,997	8,027	38,584
Accrued expenses and other liabilities	5,578	8,056	7,372	8,368	8,086
Total Liabilities	196,694	96,546	3,016,286	856,520	95,450

Net Assets	$ 57,573,892	$ 29,793,841	$ 76,904,801	$ 33,095,851	$ 21,883,547

Net Assets:
Paid in capital	$ 55,058,914	$ 30,904,251	$ 72,227,057	$ 32,647,447	$ 19,007,668
Undistributed net investment income (loss)	(47,602)	54,030	(256,183)	(291,330)	(70,329)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	(3,296,048)	(870,294)	(928,161)	(1,152,939)	1,685,533
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	5,858,628	(294,146)	5,862,088	1,892,673	1,260,675

Net Assets	$ 57,573,892	$ 29,793,841	$ 76,904,801	$ 33,095,851	$ 21,883,547

Net Asset Value Per Share
Class C Shares:
Net Assets	$ 8,591,778	$ 3,635,011	$ 9,677,192	$ 4,936,701	$ 3,333,669
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	645,473	357,837	2,072,829	398,064	205,248
Net asset value, offering and
redemption price per share	$ 13.31	$ 10.16	$ 4.67	$ 12.40	$ 16.24

Class N Shares:
Net Assets	$ 48,855,841	$ 26,130,009	$ 67,009,832	$ 28,121,734	$ 18,279,777
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	3,559,980	2,476,863	13,843,551	2,180,510	1,112,584
Net asset value, offering and
redemption price per share	$ 13.72	$ 10.55	$ 4.84	$ 12.90	$ 16.43

Class A Shares:
Net Assets	$ 126,273	$ 28,821	$ 217,777	$ 37,416	$ 270,101
Shares of beneficial interest outstanding
(no par value; unlimited shares authorized)	9,232	2,739	45,119	2,908	16,524
Net asset value and
redemption price per share	$ 13.68	$ 10.52	$ 4.83	$ 12.87	$ 16.35
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per
share / front-end sales charge factor)	$ 14.51	$ 11.16	$ 5.12	$ 13.66	$ 17.35

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2008

	Dunham
	Corporate /	Dunham	Dunham	Dunham	Dunham
	Government	High-Yield	Appreciation &	Large Cap	Real Estate
	Bond Fund	Bond Fund	Income Fund	Value Fund	Stock Fund
Investment Income:
Interest income	$ 2,408,847	$ 2,889,558	$ 258,954	$ 30,024	$ 9,774
Dividend income	8,387	39,818	355,482	625,526	187,474
Less: Foreign withholding taxes	-	-	-	-	-
Total Investment Income	2,417,234	2,929,376	614,436	655,550	197,248

Operating Expenses:
Investment advisory fees	237,370	214,445	133,985	172,732	35,689
Sub-advisory fulcrum fees	166,159	178,704	123,679	114,269	21,891
Sub-advisory performance fees	(32,986)	4,648	61,730	111,780	(18,826)
Fund accounting fees	37,168	32,248	13,670	17,866	4,624
Distribution fees- Class C Shares	51,387	39,541	29,545	39,235	11,198
Distribution fees- Class A Shares	272	199	1,151	275	191
Administration fees	42,059	33,748	18,967	24,146	6,116
Registration fees	20,432	20,412	20,432	20,432	19,433
Transfer agent fees	15,420	14,904	14,420	14,174	13,681
Custodian fees	8,208	3,621	4,437	4,148	1,592
Professional fees	9,204	7,945	6,209	5,965	6,091
Chief Compliance Officer fees	6,971	3,716	3,225	3,733	894
Printing and postage expense	4,713	3,976	2,482	3,486	870
Trustees' fees	2,476	2,440	992	1,363	498
Insurance expense	2,246	794	551	899	374
Miscellaneous expenses	2,478	1,242	994	1,365	1,248
Total Operating Expenses	573,577	562,583	436,469	535,868	105,564
Less: Sub-Advisory fees waived	-	-	-	-	(4,123)
Net Operating Expenses	573,577	562,583	436,469	535,868	101,441

Net Investment Income (Loss)	1,843,657	2,366,793	177,967	119,682	95,807

Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency:
Net realized gain (loss) from investments
and foreign currency	1,636,139	(2,162,756)	1,163,007	254,325	(1,134,755)
Capital gain distributions from
other investment companies	-	-	-	80,037	90,156
Net change in unrealized depreciation
on investments and foreign currency	(833,453)	(975,973)	(5,864,269)	(4,819,132)	(556,244)
Net Realized and Unrealized Gain (Loss)	802,686	(3,138,729)	(4,701,262)	(4,484,770)	(1,600,843)

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 2,646,343	$ (771,936)	$ (4,523,295)	$ (4,365,088)	$ (1,505,036)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended April 30, 2008

					Dunham
	Dunham	Dunham	Dunham	Dunham	Emerging
	International	Small Cap	Large Cap	Small Cap	Markets
	Stock Fund	Value Fund	Growth Fund	Growth Fund	Stock Fund
Investment Income:
Interest income	$ 56,306	$ 17,799	$ 131,091	$ 45,224	$ 18,789
Dividend income	796,396	383,373	388,351	44,449	131,577
Less: Foreign withholding taxes	(43,045)	-	-	(54)	(5,202)
Total Investment Income	809,657	401,172	519,442	89,619	145,164

Operating Expenses:
Investment advisory fees	183,525	96,934	247,193	106,777	75,160
Sub-advisory fulcrum fees	183,525	82,020	190,147	82,137	57,816
Sub-advisory performance fees	(37,559)	70,147	167,446	81,585	(47,256)
Fund accounting fees	29,066	11,931	25,672	13,073	14,020
Distribution fees- Class C Shares	43,152	19,840	50,428	25,679	17,208
Distribution fees- Class A Shares	193	55	308	167	374
Administration fees	25,766	12,528	34,709	16,027	10,840
Registration fees	23,072	22,382	20,432	22,432	20,432
Transfer agent fees	14,423	13,420	14,926	14,174	14,174
Custodian fees	52,747	7,184	8,441	4,902	37,859
Professional fees	7,754	5,213	7,216	6,963	6,708
Chief Compliance Officer fees	3,765	2,220	5,730	2,522	1,738
Printing and postage expense	2,744	862	4,479	2,234	2,229
Trustees' fees	1,260	543	2,113	992	598
Insurance expense	869	498	996	549	374
Miscellaneous expenses	2,193	1,365	1,865	736	2,042
Total Operating Expenses	536,495	347,142	782,101	380,949	214,316
Less: Sub-Advisory fees waived	-	-	-	-	(13,741)
Net Operating Expenses	536,495	347,142	782,101	380,949	200,575

Net Investment Income (Loss)	273,162	54,030	(262,659)	(291,330)	(55,411)

Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency:
Net realized gain (loss) from investments
and foreign currency	(3,333,355)	(816,076)	(887,826)	(1,165,303)	1,684,777
Net change in unrealized depreciation
on investments and foreign currency	(4,398,185)	(3,155,585)	(5,928,503)	(3,588,208)	(6,243,032)
Net Realized and Unrealized Gain (Loss)	(7,731,540)	(3,971,661)	(6,816,329)	(4,753,511)	(4,558,255)

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ (7,458,378)	$ (3,917,631)	$ (7,078,988)	$ (5,044,841)	$ (4,613,666)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dunham		Dunham		Dunham		Dunham
	Corporate/Government		High-Yield		Appreciation &		Large Cap
	Bond Fund		Bond Fund		Income Fund		Value Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	April 30, 2008	Oct. 31, 2007	April 30, 2008	Oct. 31, 2007	April 30, 2008	Oct. 31, 2007	April 30, 2008	Oct. 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 1,843,657	$ 2,699,295	$ 2,366,793	$ 3,108,281	$ 177,967	$ 51,515	$ 119,682	$ 546,191
Net realized gain (loss) from investments
and foreign currency	1,636,139	480,467	(2,162,756)	(824,912)	1,163,007	2,329,828	254,325	1,131,017
Capital gain distributions from other
investment companies	-	-	-	-	-	-	80,037	28,095
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	(833,453)	265,634	(975,973)	(874,476)	(5,864,269)	4,534,963	(4,819,132)	4,195,988
Net Increase (Decrease) in Net Assets
Resulting From Operations	2,646,343	3,445,396	(771,936)	1,408,893	(4,523,295)	6,916,306	(4,365,088)	5,901,291

Distributions to Shareholders From:
Net Realized Gains:
Class A	(307)	-		-	(90,698)	-	(5,610)	-
Class C	(18,549)	-	-	-	(533,223)	(249,910)	(176,650)	(354,196)
Class N	(112,194)	-	-	-	(2,890,199)	(1,522,877)	(979,460)	(1,879,881)
Net Investment Income:
Class A	(4,038)	(3,120)	(5,169)	(4,023)	(8,106)	-	(2,669)	-
Class C	(220,237)	(373,815)	(315,716)	(576,128)	(4,024)	(3,007)	(12,828)	-
Class N	(1,606,963)	(2,336,187)	(2,046,553)	(2,546,143)	(293,757)	(48,508)	(514,951)	(224,196)
Distributions in Excess of Net Investment Income:
Class C	-	-	-	-	-	(30,895)	-	-
Class N	-	-	-	-	-	(498,478)	-	-
Total Dividends and Distributions
to Shareholders	(1,962,288)	(2,713,122)	(2,367,438)	(3,126,294)	(3,820,007)	(2,353,675)	(1,692,168)	(2,458,273)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	14	215,564	9	178,694	459,090	674,260	104,097	227,640
Class C	1,949,311	8,498,374	764,451	6,538,180	893,273	3,865,882	684,149	4,325,290
Class N	11,874,765	55,061,035	6,345,152	63,074,112	8,045,217	14,324,470	5,148,971	19,468,607
Reinvestment of dividends and distributions
Class A	4,345	3,119	4,128	2,917	17,651	-	8,279	-
Class C	238,786	373,816	172,648	290,846	537,247	283,813	189,478	354,196
Class N	1,719,157	2,336,187	2,046,553	2,546,143	3,183,956	2,069,862	1,494,411	2,104,077
Cost of shares redeemed
Class A	(13,875)	(313)	(25,007)	(10)	(114,765)	(21,232)	(66,311)	(43,909)
Class C	(2,928,439)	(3,534,272)	(1,543,382)	(2,895,205)	(632,464)	(1,800,323)	(859,900)	(2,419,545)
Class N	(18,207,426)	(15,105,262)	(20,220,488)	(10,583,717)	(1,764,300)	(7,099,421)	(3,280,292)	(9,151,311)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	(5,363,362)	47,848,248	(12,455,936)	59,151,960	10,624,905	12,297,311	3,422,882	14,865,045

Total Increase (Decrease) in Net Assets	(4,679,307)	48,580,522	(15,595,310)	57,434,559	2,281,603	16,859,942	(2,634,374)	18,308,063

Net Assets:
Beginning of period	95,740,840	47,160,318	84,289,985	26,855,426	41,247,894	24,387,952	57,021,409	38,713,346
End of period**	$91,061,533	$95,740,840	$68,694,675	$84,289,985	$43,529,497	$41,247,894	$54,387,035	$57,021,409
** Includes undistributed net investment
income (loss) at end of period	$ 12,419	$ -	$ (645)	$ -	$ (126,202)	$ 1,718	$ 35,828	$ 446,594

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham		Dunham
	Real Estate		International		Small Cap		Large Cap
	Stock Fund		Stock Fund		Value Fund		Growth Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2008	Oct. 31, 2007	April 30, 2008	Oct. 31, 2007	April 30, 2008	Oct. 31, 2007	April 30, 2008	Oct. 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ 95,807	$ 99,341	$ 273,162	$ (47,815)	$ 54,030	$ (57,824)	$ (262,659)	$ 6,476
Net realized gain (loss) from investments
and foreign currency	(1,134,755)	685,278	(3,333,355)	2,771,933	(816,076)	910,126	(887,826)	3,685,680
Capital gain distributions from
other investment companies	90,156	132,273	-	-	-	28,268	-	-
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	(556,244)	(1,624,356)	(4,398,185)	5,311,533	(3,155,585)	1,444,746	(5,928,503)	8,788,826
Net Increase (Decrease) in Net Assets
Resulting From Operations	(1,505,036)	(707,464)	(7,458,378)	8,035,651	(3,917,631)	2,325,316	(7,078,988)	12,480,982

Distributions to Shareholders From:
Net Realized Gains:
Class A	(10,755)	-	(8,706)	-	(1,838)	-	(13,033)	-
Class C	(163,611)	(429,692)	(421,744)	(415,074)	(134,778)	(658,026)	(509,014)	(170,638)
Class N	(611,307)	(1,946,799)	(2,191,639)	(1,857,507)	(792,350)	(3,215,270)	(3,074,124)	(992,784)
Net Investment Income:
Class A	(1,816)	-	(1,209)	-	-	-	-	-
Class C	(6,447)	(760)	-	(5,229)	-	-	-	-
Class N	(121,568)	(3,444)	(320,294)	(23,771)	-	-	-	-
Total Dividends and Distributions
to Shareholders	(915,504)	(2,380,695)	(2,943,592)	(2,301,581)	(928,966)	(3,873,296)	(3,596,171)	(1,163,422)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	13	218,476	50,975	184,138	10	71,328	5	291,533
Class C	93,331	1,814,413	931,632	5,228,644	202,078	2,338,846	588,685	5,831,416
Class N	1,047,968	5,164,518	8,613,162	22,693,565	2,885,475	11,576,434	9,724,508	28,190,362
Reinvestment of dividends and distributions
Class A	12,571	-	9,915	-	1,838	-	5,654	-
Class C	170,058	430,452	421,744	420,303	134,778	658,026	509,014	170,638
Class N	732,875	1,950,243	2,511,933	1,881,278	792,350	3,215,270	3,074,124	992,783
Cost of shares redeemed
Class A	(11,807)	(17,722)	(77,996)	(7,443)	(28,251)	(2,148)	(41,568)	(31,695)
Class C	(502,742)	(871,266)	(1,185,821)	(2,135,514)	(1,011,470)	(1,301,994)	(1,278,561)	(2,266,771)
Class N	(2,272,860)	(3,565,043)	(4,420,626)	(5,035,024)	(2,140,733)	(3,694,173)	(2,775,596)	(9,184,035)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	(730,593)	5,124,071	6,854,918	23,229,947	836,075	12,861,589	9,806,265	23,994,231

Total Increase (Decrease) in Net Assets	(3,151,133)	2,035,912	(3,547,052)	28,964,017	(4,010,522)	11,313,609	(868,894)	35,311,791

Net Assets:
Beginning of period	13,724,385	11,688,473	61,120,944	32,156,927	33,804,363	22,490,754	77,773,695	42,461,904
End of period**	$10,573,252	$13,724,385	$57,573,892	$61,120,944	$29,793,841	$33,804,363	$76,904,801	$77,773,695
** Includes undistributed net investment
income (loss) at end of period	$ 61,113	$ 95,137	$ (47,602)	$ 739	$ 54,030	$ -	$ (256,183)	$ 6,476

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham
	Small Cap		Emerging Markets
	Growth Fund		Stock Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2008	Oct. 31, 2007	April 30, 2008	Oct. 31, 2007
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$ (291,330)	$ (311,870)	$ (55,411)	$ (89,238)
Net realized gain (loss) from investments
and foreign currency	(1,165,303)	3,711,636	1,684,777	5,773,951
Net change in unrealized appreciation
(depreciation) on investments
and foreign currency	(3,588,208)	3,794,809	(6,243,032)	4,119,789
Net Increase (Decrease) in Net Assets
Resulting From Operations	(5,044,841)	7,194,575	(4,613,666)	9,804,502

Distributions to Shareholders From:
Net Realized Gains:
Class A	(18,157)	-	(69,668)
Class C	(543,597)	(126,160)	(788,317)	(390,475)
Class N	(2,802,972)	(646,402)	(4,655,882)	(2,379,630)
Net Investment Income:
Class A	-	-	(2,626)
Class C	-	-	(630)	(28,864)
Class N	-	-	(143,655)	(265,372)
Total Dividends and Distributions
to Shareholders	(3,364,726)	(772,562)	(5,660,778)	(3,064,341)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class A	13	198,761	47,641	328,449
Class C	531,484	2,955,209	399,127	2,750,155
Class N	4,250,021	12,218,920	3,930,027	8,151,382
Reinvestment of dividends and distributions
Class A	18,157	-	69,497	-
Class C	543,597	126,160	788,947	419,339
Class N	2,802,972	646,402	4,799,537	2,645,002
Cost of shares redeemed
Class A	(135,560)	(2,282)	(62,533)	(24,748)
Class C	(1,049,991)	(1,662,114)	(669,969)	(1,971,994)
Class N	(3,529,524)	(7,108,548)	(5,304,992)	(7,409,208)
Net Increase in Net Assets From
Share Transactions of Beneficial Interest	3,431,169	7,372,508	3,997,282	4,888,377

Total Increase (Decrease) in Net Assets	(4,978,398)	13,794,521	(6,277,162)	11,628,538

Net Assets:
Beginning of period	38,074,249	24,279,728	28,160,709	16,532,171
End of period**	$33,095,851	$38,074,249	$21,883,547	$28,160,709
** Includes undistributed net investment
income (loss) at end of period	$ (291,330)	$ -	$ (70,329)	$ 131,993

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham Corporate/Government Bond:
Net asset value, beginning of period	$ 13.57	$ 13.51	$ 13.61	$ 13.90	$ 13.65	$ 13.58	$ 13.62	$ 13.90	$ 13.69	$ 13.60
Income (loss) from investment operations:
Net investment income***	0.22	0.49	0.42	0.23	0.28	0.59	0.52	0.32	0.26	0.46
Net realized and unrealized gain (loss)	0.11	0.05	0.09	(0.29)	0.10	0.06	0.10	(0.29)	0.11	(0.14)
Total income (loss) from investment operations	0.33	0.54	0.51	(0.06)	0.38	0.65	0.62	0.03	0.37	0.32
Less distributions:
Distributions from net investment income	(0.22)	(0.48)	(0.53)	(0.23)	(0.27)	(0.58)	(0.58)	(0.31)	(0.26)	(0.23)
Distributions from net realized gains	(0.02)	0.00	(0.08)	0.00	(0.02)	0.00	(0.08)	0.00	(0.02)	0.00
Total distributions	(0.24)	(0.48)	(0.61)	(0.23)	(0.29)	(0.58)	(0.66)	(0.31)	(0.28)	(0.23)
Net asset value, end of period	$ 13.66	$ 13.57	$ 13.51	$ 13.61	$ 13.74	$ 13.65	$ 13.58	$ 13.62	$ 13.78	$ 13.69

Total return +	2.43%	4.07%	3.85%	(0.42)%	2.80%	4.87%	4.67%	0.21%	2.69%	2.40%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 13,156	$ 13,801	$ 8,288	$ 11,102	$ 77,692	$ 81,719	$ 38,872	$ 26,748	$ 213	$ 221
Ratios of expenses to average net assets:
Before advisory fee waivers^	1.85%	1.81%	2.18%	2.22%	1.10%	1.06%	1.43%	1.47%	1.35%	1.95%
After advisory fee waivers^	1.85%	1.78%	2.15%	2.19%	1.10%	1.03%	1.40%	1.44%	1.35%	1.89%
Ratios of net investment income to
average net assets:
Before advisory fee waivers^	3.24%	3.57%	3.09%	1.82%	3.99%	4.32%	3.84%	2.57%	3.74%	2.15%
After advisory fee waivers^	3.24%	3.60%	3.12%	1.85%	3.99%	4.35%	3.87%	2.60%	3.74%	2.21%
Portfolio turnover rate	80%	291%	300%	358%	80%	291%	300%	358%	80%	291%

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham High-Yield Bond:
Net asset value, beginning of period	$ 9.75	$ 9.90	$ 9.82	$ 10.00	$ 9.79	$ 9.91	$ 9.82	$ 10.00	$ 9.81	$ 10.06
Income (loss) from investment operations:
Net investment income***	0.28	0.58	0.51	0.12	0.32	0.65	0.58	0.15	0.31	0.53
Net realized and unrealized gain (loss)	(0.40)	(0.16)	0.06	(0.17)	(0.40)	(0.15)	0.07	(0.18)	(0.41)	(0.45)
Total income (loss) from investment operations	(0.12)	0.42	0.57	(0.05)	(0.08)	0.50	0.65	(0.03)	(0.10)	0.08
Less distributions:
Distributions from net investment income	(0.28)	(0.57)	(0.49)	(0.13)	(0.32)	(0.62)	(0.56)	(0.15)	(0.31)	(0.33)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.28)	(0.57)	(0.49)	(0.13)	(0.32)	(0.62)	(0.56)	(0.15)	(0.31)	(0.33)
Net asset value, end of period	$ 9.35	$ 9.75	$ 9.90	$ 9.82	$ 9.39	$ 9.79	$ 9.91	$ 9.82	$ 9.40	$ 9.81

Total return +	(1.18)%	4.25%	5.92%	(0.53)%	(0.78)%	5.05%	6.77%	(0.32)%	(0.97)%	0.83%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 10,546	$ 11,609	$ 7,942	$ 2,498	$ 57,999	$ 7,250	$ 18,913	$ 8,132	$ 150	$ 178
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.21%	2.04%	2.59%	3.47%	1.46%	1.29%	1.84%	2.72%	1.71%	1.55%
After advisory fee waivers^	2.21%	2.04%	2.59%	3.47%	1.46%	1.29%	1.84%	2.72%	1.71%	1.55%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	5.99%	5.78%	5.16%	3.71%	6.73%	6.53%	5.91%	4.46%	6.48%	6.28%
After advisory fee waivers^	5.99%	5.78%	5.16%	3.71%	6.73%	6.53%	5.91%	4.46%	6.48%	6.28%
Portfolio turnover rate	32%	64%	55%	20%	32%	64%	55%	20%	32%	64%

*All Class C and Class N shares commenced operations on December 10, 2004, with the exception of High-Yield Bond, which commenced operations on July 1, 2005.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham Appreciation & Income:
Net asset value, beginning of period	$ 9.95	$ 8.90	$ 8.95	$ 8.95	$ 10.13	$ 9.11	$ 9.03	$ 8.95	$ 10.11	$ 8.41
Income from investment operations:
Net investment income (loss)***	0.00	(0.06)	(0.11)	(0.11)	0.04	0.03	(0.01)	(0.03)	0.04	0.00
Net realized and unrealized gain	(0.99)	1.85	1.06	0.11	(1.00)	1.87	1.05	0.11	(1.01)	1.70
Total income from investment operations	(0.99)	1.79	0.95	0.00	(0.96)	1.90	1.04	0.08	(0.97)	1.70
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.12)	0.00	(0.09)	(0.02)	(0.08)	0.00	(0.08)	0.00
Distributions from net realized gains	(0.85)	(0.65)	(0.88)	0.00	(0.85)	(0.65)	(0.88)	0.00	(0.85)	0.00
Distributions in excess of net investment income	0.00	(0.08)	0.00	0.00	0.00	(0.21)	0.00	0.00	0.00	0.00
Total distributions	(0.86)	(0.74)	(1.00)	0.00	(0.94)	(0.88)	(0.96)	0.00	(0.93)	0.00
Net asset value, end of period	$ 8.10	$ 9.95	$ 8.90	$ 8.95	$ 8.23	$ 10.13	$ 9.11	$ 9.03	$ 8.21	$ 10.11

Total return +	(10.67)%	21.69%	11.09%	0.00%	(10.23)%	22.85%	12.08%	0.89%	(10.34)%	20.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 6,006	$ 6,442	$ 3,401	$ 4,179	$ 36,633	$ 34,074	$ 20,987	$ 14,120	$ 890	$ 732
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.97%	2.87%	3.10%	3.22%	1.97%	1.87%	2.10%	2.22%	2.22%	2.12%
After advisory fee waivers^	2.97%	2.87%	3.10%	3.22%	1.97%	1.87%	2.10%	2.22%	2.22%	2.12%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.04%	(0.69)%	(1.16)%	(1.36)%	1.00%	0.31%	(0.16)%	(0.36)%	0.95%	0.06%
After advisory fee waivers^	0.04%	(0.69)%	(1.16)%	(1.36)%	1.00%	0.31%	(0.16)%	(0.36)%	0.95%	0.06%
Portfolio turnover rate	44%	109%	78%	92%	44%	109%	78%	92%	44%	109%

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham Large Cap Value:
Net asset value, beginning of period	$ 13.04	$ 12.26	$ 11.85	$ 11.00	$ 13.30	$ 12.45	$ 11.95	$ 11.00	$ 13.28	$ 12.18
Income from investment operations:
Net investment income (loss)***	(0.02)	0.04	(0.02)	(0.07)	0.04	0.16	0.09	0.03	0.04	0.11
Net realized and unrealized gain	(1.01)	1.44	1.32	0.92	(1.03)	1.47	1.34	0.92	(1.05)	0.99
Total income from investment operations	(1.03)	1.48	1.30	0.85	(0.99)	1.63	1.43	0.95	(1.01)	1.10
Less distributions:
Distributions from net investment income	(0.02)	0.00	0.00	0.00	(0.14)	(0.08)	(0.04)	0.00	(0.13)	0.00
Distributions from net realized gains	(0.27)	(0.70)	(0.89)	0.00	(0.27)	(0.70)	(0.89)	0.00	(0.27)	0.00
Total distributions	(0.29)	(0.70)	(0.89)	0.00	(0.41)	(0.78)	(0.93)	0.00	(0.40)	0.00
Net asset value, end of period	$ 11.72	$ 13.04	$ 12.26	$ 11.85	$ 11.90	$ 13.30	$ 12.45	$ 11.95	$ 11.87	$ 13.28

Total return +	(7.99)%	12.52%	11.48%	7.73%	(7.54)%	13.67%	12.54%	8.64%	(7.73)%	9.03%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 7,902	$ 8,785	$ 6,105	$ 7,582	$ 46,282	$ 48,049	$ 32,609	$ 24,240	$ 203	$ 187
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.87%	2.32%	2.55%	2.75%	1.87%	1.32%	1.55%	1.75%	2.12%	1.57%
After advisory fee waivers^	2.87%	2.32%	2.50%	2.67%	1.87%	1.32%	1.50%	1.67%	2.12%	1.57%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.39)%	0.28%	(0.27)%	(0.77)%	0.60%	1.28%	0.73%	0.23%	0.66%	1.03%
After advisory fee waivers^	(0.39)%	0.28%	(0.22)%	(0.69)%	0.60%	1.28%	0.78%	0.31%	0.66%	1.03%
Portfolio turnover rate	4%	23%	22%	32%	4%	23%	22%	32%	4%	23%

*All Class C and Class N shares commenced operations on December 10, 2004.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham Real Estate Stock:
Net asset value, beginning of period	$ 16.20	$ 21.31	$ 19.85	$ 18.51	$ 16.77	$ 21.73	$ 20.02	$ 18.51	$ 16.75	$ 17.65
Income (loss) from investment operations:
Net investment income (loss)***	0.06	(0.01)	(0.23)	(0.04)	0.13	0.17	(0.05)	0.12	0.15	0.10
Net realized and unrealized gain (loss)	(1.84)	(0.85)	5.73	1.38	(1.91)	(0.88)	5.81	1.39	(1.95)	(1.00)
Total income (loss) from investment operations	(1.78)	(0.86)	5.50	1.34	(1.78)	(0.71)	5.76	1.51	(1.80)	(0.90)
Less distributions:
Distributions from net investment income	(0.04)	(0.01)	(0.12)	0.00	(0.19)	(0.01)	(0.13)	0.00	(0.16)	0.00
Distributions from net realized gains	(0.97)	(4.24)	(3.92)	0.00	(0.97)	(4.24)	(3.92)	0.00	(0.97)	0.00
Total distributions	(1.01)	(4.25)	(4.04)	0.00	(1.16)	(4.25)	(4.05)	0.00	(1.13)	0.00
Net asset value, end of period	$ 13.41	$ 16.20	$ 21.31	$ 19.85	$ 13.83	$ 16.77	$ 21.73	$ 20.02	$ 13.82	$ 16.75

Total return +	(10.65)%	(5.15)%	33.15%	7.24%	(10.18)%	(4.20)%	34.45%	8.16%	(10.38)%	(5.09)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 2,124	$ 2,855	$ 2,069	$ 1,940	$ 8,295	$ 10,683	$ 9,619	$ 6,456	$ 154	$ 186
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.71%	2.73%	3.21%	3.51%	1.71%	1.73%	2.21%	2.51%	1.95%	1.98%
After advisory fee waivers^	2.65%	2.53%	3.15%	3.51%	1.65%	1.53%	2.15%	2.51%	1.90%	1.78%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.90%	(0.25)%	(1.30)%	(0.25)%	1.86%	0.75%	(0.30)%	0.75%	2.15%	0.50%
After advisory fee waivers^	0.97%	(0.05)%	(1.24)%	(0.25)%	1.94%	0.95%	(0.24)%	0.75%	2.21%	0.70%
Portfolio turnover rate	53%	90%	131%	97%	53%	90%	131%	97%	53%	90%

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham International Stock:
Net asset value, beginning of period	$ 15.90	$ 14.13	$ 13.28	$ 12.47	$ 16.40	$ 14.41	$ 13.39	$ 12.47	$ 16.36	$ 14.62
Income from investment operations:
Net investment income (loss)***	0.01	(0.14)	(0.18)	(0.13)	0.08	0.01	(0.05)	(0.01)	0.04	(0.02)
Net realized and unrealized gain	(1.92)	2.92	2.95	0.94	(1.98)	2.99	2.99	0.93	(1.95)	1.76
Total income from investment operations	(1.91)	2.78	2.77	0.81	(1.90)	3.00	2.94	0.92	(1.91)	1.74
Less distributions:
Distributions from net investment income	0.00	(0.01)	0.00	0.00	(0.10)	(0.01)	0.00	0.00	(0.09)	0.00
Distributions from net realized gains	(0.68)	(1.00)	(1.92)	0.00	(0.68)	(1.00)	(1.92)	0.00	(0.68)	0.00
Total distributions	(0.68)	(1.01)	(1.92)	0.00	(0.78)	(1.01)	(1.92)	0.00	(0.77)	0.00
Net asset value, end of period	$ 13.31	$ 15.90	$ 14.13	$ 13.28	$ 13.72	$ 16.40	$ 14.41	$ 13.39	$ 13.68	$ 16.36

Total return +	(12.12)%	20.51%	22.99%	6.49%	(11.69)%	21.70%	24.21%	7.38%	(11.81)%	11.90%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 8,592	$ 10,092	$ 5,721	$ 6,006	$ 48,856	$ 50,847	$ 26,436	$ 17,728	$ 126	$ 182
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.75%	2.91%	3.19%	3.02%	1.75%	1.91%	2.19%	2.02%	2.00%	2.16%
After advisory fee waivers^	2.75%	2.91%	3.19%	3.02%	1.75%	1.91%	2.19%	2.02%	2.00%	2.16%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	0.08%	(0.93)%	(1.35)%	(1.12)%	1.13%	0.07%	(0.35)%	(0.12)%	0.57%	(0.18)%
After advisory fee waivers^	0.08%	(0.93)%	(1.35)%	(1.12)%	1.13%	7.00%	(0.35)%	(0.12)%	0.57%	(0.18)%
Portfolio turnover rate	26%	55%	62%	135%	26%	55%	62%	135%	26%	55%

*All Class C and Class N shares commenced operations on December 10, 2004.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham Small Cap Value:
Net asset value, beginning of period	$ 11.88	$ 12.94	$ 11.90	$ 12.59	$ 12.27	$ 13.18	$ 12.00	$ 12.59	$ 12.25	$ 11.71
Income (loss) from investment operations:
Net investment income***	(0.03)	(0.13)	(0.14)	(0.27)	0.03	(0.01)	(0.01)	(0.16)	0.02	(0.03)
Net realized and unrealized gain (loss)	(1.36)	1.31	1.97	(0.42)	(1.42)	1.34	1.98	(0.43)	(1.42)	0.57
Total income (loss) from investment operations	(1.39)	1.18	1.83	(0.69)	(1.39)	1.33	1.97	(0.59)	(1.40)	0.54
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(0.33)	(2.24)	(0.79)	0.00	(0.33)	(2.24)	(0.79)	0.00	(0.33)	0.00
Total distributions	(0.33)	(2.24)	(0.79)	0.00	(0.33)	(2.24)	(0.79)	0.00	(0.33)	0.00
Net asset value, end of period	$ 10.16	$ 11.88	$ 12.94	$ 11.90	$ 10.55	$ 12.27	$ 13.18	$ 12.00	$ 10.52	$ 12.25

Total return +	(11.79)%	964.00%	16.13%	(5.48)%	(11.41)%	10.75%	17.22%	(4.69)%	(11.51)%	4.61%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3,635	$ 5,059	$ 3,715	$ 4,296	$ 26,130	$ 28,678	$ 18,776	$ 12,757	$ 29	$ 68
Ratios of expenses to average net assets:
Before advisory fee waivers^	3.20%	3.49%	3.05%	3.27%	2.20%	2.49%	2.05%	2.27%	2.45%	2.74%
After advisory fee waivers^	3.20%	3.34%	2.84%	3.27%	2.20%	2.34%	1.84%	2.27%	2.45%	2.59%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(0.51)%	(1.20)%	(1.30)%	(2.46)%	0.50%	(0.20)%	(0.30)%	(1.46)%	0.31%	(0.45)%
After advisory fee waivers^	(0.51)%	(1.05)%	(1.08)%	(2.46)%	0.50%	(0.05)%	(0.08)%	(1.46)%	0.31%	(0.29)%
Portfolio turnover rate	23%	44%	127%	42%	23%	23%	127%	42%	23%	44%

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham Large Cap Growth:
Net asset value, beginning of period	$ 5.38	$ 4.59	$ 4.93	$ 4.63	$ 5.54	$ 4.68	$ 4.97	$ 4.63	$ 5.54	$ 4.63
Income from investment operations:
Net investment income (loss)***	(0.04)	(0.04)	(0.06)	(0.08)	(0.01)	0.01	(0.01)	(0.04)	(0.02)	0.00
Net realized and unrealized gain	(0.42)	0.96	0.20	0.38	(0.44)	0.98	0.20	0.38	(0.44)	0.91
Total income from investment operations	(0.46)	0.92	0.14	0.30	(0.45)	0.99	0.19	0.34	(0.46)	0.91
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(0.25)	(0.13)	(0.48)	0.00	(0.25)	(0.13)	(0.48)	0.00	(0.25)	0.00
Total distributions	(0.25)	(0.13)	(0.48)	0.00	(0.25)	(0.13)	(0.48)	0.00	(0.25)	0.00
Net asset value, end of period	$ 4.67	$ 5.38	$ 4.59	$ 4.93	$ 4.84	$ 5.54	$ 4.68	$ 4.97	$ 4.83	$ 5.54

Total return +	(9.00)%	20.44%	2.83%	6.48%	(8.54)%	21.56%	3.90%	7.34%	(8.73)%	19.65%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 9,677	$ 11,394	$ 6,137	$ 7,849	$ 67,010	$ 66,087	$ 36,325	$ 25,771	$ 218	$ 293
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.92%	2.39%	2.65%	2.82%	1.92%	1.39%	1.65%	1.82%	2.17%	1.64%
After advisory fee waivers^	2.92%	2.24%	2.36%	2.68%	1.92%	1.24%	1.36%	1.68%	2.17%	1.49%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(1.55)%	(0.99)%	(1.56)%	(2.00)%	(0.56)%	0.01%	(0.56)%	(1.00)%	(0.79)%	(0.24)%
After advisory fee waivers^	(1.55)%	(0.84)%	(1.27)%	(1.86)%	(0.56)%	0.16%	(0.27)%	(0.86)%	(0.79)%	(0.09)%
Portfolio turnover rate	143%	232%	248%	118%	143%	232%	248%	118%	143%	232%

*All Class C and Class N shares commenced operations on December 10, 2004.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham Small Cap Growth:
Net asset value, beginning of period	$ 16.00	$ 13.34	$ 15.47	$ 14.81	$ 16.50	$ 13.62	$ 15.60	$ 14.81	$ 16.49	$ 13.70
Income from investment operations:
Net investment loss***	(0.17)	(0.27)	(0.34)	(0.38)	(0.11)	(0.13)	(0.20)	(0.25)	(0.14)	(0.14)
Net realized and unrealized gain (loss)	(1.99)	3.36	1.44	1.04	(2.05)	3.44	1.45	1.04	(2.04)	2.93
Total income from investment operations	(2.16)	3.09	1.10	0.66	(2.16)	3.31	1.25	0.79	(2.18)	2.79
Less distributions:
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gains	(1.44)	(0.43)	(3.23)	0.00	(1.44)	(0.43)	(3.23)	0.00	(1.44)	0.00
Total distributions	(1.44)	(0.43)	(3.23)	0.00	(1.44)	(0.43)	(3.23)	0.00	(1.44)	0.00
Net asset value, end of period	$ 12.40	$ 16.00	$ 13.34	$ 15.47	$ 12.90	$ 16.50	$ 13.62	$ 15.60	$ 12.87	$ 16.49

Total return +	(14.69)%	23.77%	7.33%	4.46%	(14.21)%	24.92%	8.42%	5.33%	(14.35)%	20.36%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 4,937	$ 6,305	$ 3,899	$ 4,575	$ 28,122	$ 31,562	$ 20,381	$ 14,651	$ 37	$ 207
Ratios of expenses to average net assets:
Before advisory fee waivers^	3.16%	2.43%	2.82%	3.10%	2.16%	1.43%	1.82%	2.10%	2.41%	1.68%
After advisory fee waivers^	3.16%	2.43%	2.82%	3.10%	2.16%	1.43%	1.82%	2.10%	2.41%	1.68%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(2.62)%	(1.86)%	(2.39)%	(2.85)%	(1.62)%	(0.86)%	(1.39)%	(1.85)%	(1.91)%	(1.11)%
After advisory fee waivers^	(2.62)%	(1.86)%	(2.39)%	(2.85)%	(1.62)%	(0.86)%	(1.39)%	(1.85)%	(1.91)%	(1.11)%
Portfolio turnover rate	121%	214%	237%	197%	121%	214%	237%	197%	121%	214%

	Class C				Class N				Class A
	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Year Ended	Year Ended	Period Ended	Six Months	Period Ended
	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,	October 31,	October 31,	Ended Apr. 30,	October 31,
	2008	2007	2006	2005*	2008	2007	2006	2005*	2008	2007**
	(Unaudited)				(Unaudited)				(Unaudited)
Dunham Emerging Markets Stock:
Net asset value, beginning of period	$ 24.56	$ 18.95	$ 16.90	$ 13.93	$ 24.83	$ 19.07	$ 17.03	$ 13.93	$ 24.79	$ 17.97
Income from investment operations:
Net investment income (loss)***	(0.12)	(0.26)	(0.19)	(0.14)	(0.03)	(0.06)	0.00	0.00	(0.05)	(0.09)
Net realized and unrealized gain	(3.70)	9.24	5.17	3.11	(3.73)	9.31	5.17	3.10	(3.72)	6.91
Total income from investment operations	(3.82)	8.98	4.98	2.97	(3.76)	9.25	5.17	3.10	(3.77)	6.82
Less distributions:
Distributions from net investment income	0.00	(0.23)	0.00	0.00	(0.14)	(0.35)	(0.20)	0.00	(0.17)	0.00
Distributions from net realized gains	(4.50)	(3.14)	(2.93)	0.00	(4.50)	(3.14)	(2.93)	0.00	(4.50)	0.00
Total distributions	(4.50)	(3.37)	(2.93)	0.00	(4.64)	(3.49)	(3.13)	0.00	(4.67)	0.00
Net asset value, end of period	$ 16.24	$ 24.56	$ 18.95	$ 16.90	$ 16.43	$ 24.83	$ 19.07	$ 17.03	$ 16.35	$ 24.79

Total return +	(17.04)%	54.16%	32.91%	21.32%	(16.61)%	55.66%	34.20%	22.25%	(16.70)%	37.95%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 3,334	$ 4,318	$ 2,212	$ 2,519	$ 18,280	$ 23,492	$ 14,320	$ 9,898	$ 270	$ 350
Ratios of expenses to average net assets:
Before advisory fee waivers^	2.69%	3.58%	3.37%	3.94%	1.70%	2.58%	2.37%	2.94%	1.95%	2.83%
After advisory fee waivers^	2.59%	3.28%	3.27%	3.94%	1.59%	2.28%	2.27%	2.94%	1.84%	2.53%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers^	(1.45)%	(1.57)%	(1.11)%	(0.97)%	(0.45)%	(0.57)%	(0.11)%	0.03%	(0.71)%	(0.82)%
After advisory fee waivers^	(1.34)%	(1.27)%	(1.01)%	(0.97)%	(0.33)%	(0.27)%	(0.01)%	0.03%	(0.59)%	(0.52)%
Portfolio turnover rate	44%	92%	73%	65%	44%	92%	73%	65%	44%	92%

*All Class C and Class N shares commenced operations on December 10, 2004.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2008

1.

ORGANIZATION

Each of the Dunham Funds (the “Funds”) is a series of Dunham Funds (the “Trust”), a Delaware Business Trust organized on November 28, 2007 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  Prior to that date, the Dunham Funds were series of AdvisorOne Funds, also a Delaware Business Trust.  On February 28, 2008, shareholders of each of the Dunham Funds voted to transfer their shares from AdvisorOne Funds to Dunham Funds effective March 3, 2008. The Dunham Funds currently consist of ten funds: Corporate/Government Bond Fund; High-Yield Bond Fund; Appreciation & Income Fund; Large Cap Value Fund; Real Estate Stock Fund; International Stock Fund; Small Cap Value Fund; Large Cap Growth Fund; Small Cap Growth Fund and Emerging Markets Stock Fund.  The Large Cap Growth Fund and Real Estate Stock Fund operate as non-diversified funds, while the remaining funds operate as diversified funds, within the meaning of the 1940 Act.

Fund	Primary Objective
Corporate/Government Bond High-Yield Bond	Current income and capital appreciation Current income
Appreciation & Income	Current income and capital appreciation
Large Cap Value	Capital appreciation
Real Estate Stock	Capital appreciation
International Stock	Capital appreciation
Small Cap Value	Capital appreciation
Large Cap Growth	Capital appreciation
Small Cap Growth	Capital appreciation
Emerging Markets Stock	Capital appreciation

Currently, each Fund offers Class A, Class C and Class N shares.   Each class represents an interest in the same assets of the applicable Fund with the only difference being that Class A shares are subject to a front-end sales charge and an annual distribution fee and Class C shares are subject to an annual service and distribution fee.  The Class C and N shares, with the exception of High-Yield Bond, commenced operations on December 10, 2004 and were formed as a result of tax-free conversions from common trusts.  The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds’ shares.  High-Yield Bond Class C and N shares commenced operations on July 1, 2005.  The Class A shares for all Funds commenced operations on January 3, 2007.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Security Valuation – Equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. government and agency securities, short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of a bid price supplied by a pricing service selected by the Adviser and approved by the Board of Trustees of the Trust (the “Board”). Where no last sale price for exchange traded debt securities is available, the bid price may be used.  Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2008

the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

b. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

c. Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

d. Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis.  Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method.  Dividend income is recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded as soon after the ex-date as the respective Fund, using reasonable diligence, becomes aware of such dividends.  Interest income is recorded on an accrual basis.  Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

e. Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Small capitalization (“small cap”) companies may be more vulnerable than larger capitalization companies to adverse business or economic developments.  Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group.  Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.  Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

f. Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2008

The Funds adopted the provisions of FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Management reviewed the tax positions in open tax years 2005 through 2008 and determined that the implementation of FIN 48 had no impact on the Funds’ net assets or results of operations.  As of and during the period ended April 30, 2008, the Funds did not have a liability for unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.

g. Distributions to Shareholders – It is each Funds’ policy to distribute its respective net investment income and net capital gains, if any, annually except for Corporate/Government Bond and High-Yield Bond, which will distribute their respective net investment income, if any, monthly.  Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses.

h. Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”), serves as each Fund’s Investment Adviser.  Pursuant to an Investment Advisory Agreement with the Funds, Dunham & Associates, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages the operations of the Funds.  The Adviser, subject to the review and approval of the Board, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.  As compensation for its services, each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets.  The Adviser has entered into a Sub-Advisory Agreement with each Sub-Adviser and the Trust, on behalf of each Fund.  At a shareholder meeting held on February 28, 2008, shareholders approved a Plan of Reorganization, effective March 3, 2008 pursuant to which the current Sub-Advisory Agreements were approved.  The Funds’ Fulcrum Fee arrangements have been in place, with few changes since July 1, 2006.  Under the Sub-Advisory Agreements, each Fund pays the Sub-Adviser a “Fulcrum Fee”.  A Fulcrum Fee is a performance fee whereby the Sub-Adviser is rewarded when outperforming, or is penalized when under-performing, a Fund’s benchmark index.  As a result of the Fulcrum Fee arrangement, the total annual management fee for a Fund will have a range as shown in the table below.

	Management Fee	Adviser’s Portion	Sub-Adviser’s Portion*
Dunham Corporate/Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%
Dunham High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.80%
Dunham Appreciation & Income Fund	0.90% – 1.60%	0.65%	0.25% - 0.95%
Dunham Large Cap Value Fund	0.65% – 1.51%	0.65%	0.00% - 0.86%
Dunham Real Estate Stock Fund	0.65% – 1.45%	0.65%	0.00% - 0.80%
Dunham International Stock Fund	1.15% – 1.45%	0.65%	0.50% - 0.80%
Dunham Small Cap Value Fund	0.65% – 1.75%	0.65%	0.00% - 1.10%
Dunham Large Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Small Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Emerging Markets Stock Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%

                                                    * Fees do not reflect contractual waivers, if any.

Each Fund’s Sub-Advisory Fulcrum Fee will be calculated daily using an annual base Sub-Advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s Class N share performance relative to the Fund’s benchmark (the “Performance Fee”).   During the first twelve months of the Fulcrum Fee arrangement, the Performance Fee is calculated daily from inception date of the agreement to the calculation date and is applied to the average daily net assets of the Fund during the calculation period.  After the initial twelve months, the Performance Fee is calculated on a daily basis based on comparative performance over a rolling twelve-month period.  With the exception of Real Estate Stock, all Funds began calculating Performance Fees on a rolling twelve-month basis beginning July 1, 2007.

Depending on the particular Sub-Advisory Agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the Sub-Advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”).  However, because each such Sub-Advisory Agreement requires that the sub-adviser only be paid out the monthly Minimum Fee during the first year (in most cases, 0.00%), the Sub-Adviser, in most cases, will receive no compensation until the end of the first year.  At the end of the first year of the agreement, the Sub-Adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year.  Therefore, in the first year, the Fulcrum Fee methodology has

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2008

three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12-month period of the accrued Fulcrum Fee less the Minimum Fee.

By virtue of using average daily net assets over a “rolling” 12-month period for purposes of calculating the Performance Fee while using average daily net assets for the most recent month for purposes of calculating the Base Fee, the actual total Fulcrum Fee paid by the Fund to the Sub-Adviser may be higher or lower than the maximum or minimum annual rates described above if the average daily net assets do not remain constant during the rolling 12-month period.  If the Fund is significantly underperforming versus the Index and the Fund’s net assets have declined significantly, the monthly total Fulcrum Fee can be a negative number (although the performance fee rate can never be negative, the performance fee can be negative). In such instances, if the negative Fulcrum Fee is not earned back or offset the following month, the Sub-Adviser must reimburse the Fund the amount of the negative Fulcrum Fee within 30 days.  Likewise, in the case where the Fund has significantly underperformed versus the Index but net assets have increased significantly, the monthly total Fulcrum Fee can be positive although the performance fee rate may be 0.00%.  In such instances, the Fund will pay the Sub-Adviser the monthly Fulcrum Fee.

In addition, certain Sub-Advisors have contractually agreed to waive a portion of their overall fees during an initial period of either one year or eighteen months.  Sub-Advisers can not waive more than they earn, therefore, if the fee earned is equal to or less than the waiver, the sub-adviser will receive no payment nor will the sub-adviser owe money to the Fund, as a result of the waiver.

The table below lists the current Sub-Advisers along with their fulcrum fee arrangements and any contractual waivers.

Fund	Sub-Adviser	Benchmark	Base Fee	Minimum Fee	Maximum Fee	Contractual Fee Waiver/ Expiration Date
Corporate/Government Bond	SCM Advisors LLC	Lehman Aggregate Bond	0.35%	0.20%	0.50%	-
High-Yield Bond	PENN Capital Management Co., Inc.	Merrill Lynch High Yield Cash Pay.	0.50%	0.20%	0.80%	-
Appreciation & Income	Calamos Advisors, LLC	Merrill Lynch Conv ex. Mandatory	0.60%	0.25%	0.95%	-
Large Cap Value	C.S. McKee L.P.	Russell 1000 Value	0.43%	0%	0.86%	-
Real Estate Stock	Ten Asset Management, Inc.	DJ Wilshire Real Estate Securities	0.40%	0%	0.80%	0.20%- 12/31/07
International Stock	Neuberger Berman Management Inc.	MSCI All Country World Index ex USA	0.65%	0.50%	0.80%	-
Small Cap Value	Denver Investment Advisors LLC	Russell 2000 Value	0.55%	0%	1.10%	-
Large Cap Growth	Rigel Capital, LLC	Russell 1000 Growth	0.50%	0%	1.00%	-
Small Cap Growth	Pier Capital, LLC	Russell 2000 Growth	0.50%	0%	1.00%	-
Emerging Markets Stock	Van Eck Associates Corp.	MSCI Emerging Markets	0.50%	0%	1.00%	0.30%- 12/31/07

  For the six month period ended April 30, 2008, the following fees were waived by the Sub-Advisers:

Fund	Fee Waiver
Real Estate Stock	$ 4,123
Emerging Markets Stock	13,741

b. Administration, Fund Accounting, Transfer Agency and Custody Administration Fees – Gemini Fund Services, LLC (“GFS” or the “Administrator’) serves as the administrator, fund accountant and transfer agent for the Funds.  For providing administration services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following annual rates: 0.10% on the first $250 million of average net assets; 0.08% on average net assets between $250 million and $500 million; 0.05% on average net assets over $500 million.  Such fees are subject to a minimum of $400,000 in total for the entire trust.  For providing fund accounting services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following rates: 0.05% on the first $250 million of average net assets; 0.03% on average net assets between $250 million and $500 million; 0.01% on average net assets over $500 million.  Such fees are subject to a minimum of $300,000 in total for the entire trust.  For providing transfer agent services, the Administrator receives from each Fund a monthly fee based on the total number of shareholder accounts subject to minimum of $15,000 for the first class plus $6,000 per additional class plus certain transaction charges. The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

Effective January 18, 2008, Citibank N.A. serves as the Trust’s custodian bank which includes custodial administration services. Prior to such time, GFS served as custody administrator to the Funds.  For providing such services, GFS did not receive any fees for the period.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2008

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and incidental fees.  For the six month period ended April 30, 2008, GemCom received $24,303 for providing such services.

Certain officers of GFS are also officers of the Trust.

c. Chief Compliance Officer – Northern Lights Compliance Services, LLC (“NLCS”), formerly known as Fund Compliance Services, LLC, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee of $63,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

d. Distributor – The distributor of the Funds is Dunham & Associates (the “Distributor”).  The Funds have adopted a Plan of

Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, as amended, for Class A and Class C shares.  The Plan provides for the monthly payment of a distribution fee to the Distributor or other entities at an annualized rate of 0.75% for the equity funds and 0.50% for the fixed-income funds, based on the average daily net assets attributable to Class C shares, and 0.25% of the average daily net assets attributable to Class A shares.  In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay 12b-1 distribution or shareholder servicing fees.

e. Trustees’ Fees – The Funds pay no compensation to its Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule:  Each Trustee will receive $2,500 for each board meeting attended in-person;  $500 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case the Trustee will not be compensated.  The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six month period ended April 30, 2008 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sale Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Corporate/Government Bond	$13,970,432	$17,224,872	$59,399,131	$58,440,007
High-Yield Bond	20,866,214	31,310,051	574,353	515,963
Appreciation & Income	24,980,231	17,778,396	-	-
Large Cap Value	5,053,137	2,172,072	-	-
Real Estate Stock	5,533,276	6,437,879	-	-
International Stock	18,137,499	14,049,272	-	-
Small Cap Value	7,887,263	6,867,8813	-	-
Large Cap Growth	107,133,738	98,361,080	-	-
Small Cap Growth	37,382,649	37,236,568	-	-
Emerging Markets Stock	9,606,135	10,361,957	-	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2008

5.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2008, were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate/Government Bond	$90,468,024	$1,079,198	$ (1,421,410)	$(342,211)
High-Yield Bond	67,551,148	726,891	(2,445,240)	(1,718,349)
Appreciation & Income	42,646,932	2,898,407	(1,732,038)	1,166,369
Large Cap Value	48,414,174	11,221,360	(4,658,912)	6,562,448
Real Estate Stock	9,971,997	1,419,998	(707,363)	712,635
International Stock	50,311,196	10,096,124	(4,233,362)	5,862,762
Small Cap Value	30,015,320	3,062,604	(3,356,750)	(294,146)
Large Cap Growth	71,152,146	6,826,027	(963,939)	5,862,088
Small Cap Growth	30,530,956	3,364,899	(1,472,226)	1,892,673
Emerging Markets Stock	20,086,575	3,629,919	(2,385,193)	1,244,726

6.

FOREIGN CURRENCY CONTRACTS

At April 30, 2008, International Stock Fund had the following open forward currency contracts:

International Stock Fund:

Foreign Currency	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Appreciation (Depreciation)
To Buy:
British Pounds	5/6/08	12,138	$24,040	$ 1
To Sell:
British Pounds	5/1/08	54,480	108,679	777
British Pounds	5/2/08	24,545	48,386	(227)
British Pounds	5/6/08	1,886	3,736	0
Japanese Yen	5/1/08	4,375,411	42,013	9
Japanese Yen	5/2/08	36,416,332	348,532	(1,065)
Japanese Yen	5/7/08	1,415,301	13,692	105
Euro	5/2/08	183,394	286,663	1,138
Euro	5/5/08	56,166	87,459	14
Euro	5/6/08	8,613	13,409	0
Swiss Franc	5/2/08	172	166	1
Swiss Franc	5/5/08	659	638	6
				$ 759

7.

SHARES OF BENEFICIAL INTEREST

At April 30, 2008, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended April 30, 2008 and year ended October 31, 2007:

Six Months Ended April 30, 2008:

	CLASS C SHARES				CLASS N SHARES
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	140,786	17,325	(211,862)	(53,751)	858,733	124,013	(1,315,104)	(332,358)
High-Yield Bond	81,782	18,386	(162,783)	(62,615)	667,729	217,043	(2,111,729)	(1,226,957)
Appreciation & Income	106,595	61,190	(73,818)	93,967	925,963	357,748	(197,643)	1,086,068
Large Cap Value	59,196	15,543	(73,923)	816	426,364	121,103	(269,513)	277,954
Real Estate Stock	7,342	13,401	(38,546)	(17,803)	75,595	56,202	(168,784)	(36,987)
International Stock	70.980	30.988	(91.108)	10.860	609.929	179.680	(329.401)	460.208
Small Cap Value	20,242	12,691	(100,844)	(67,911)	269,423	72,097	(202,694)	138,826
Large Cap Growth	123,916	100,003	(267,886)	(43,967)	1,903,051	584,434	(563,498)	1,923,987
Small Cap Growth	43,027	37,934	(76,989)	3,972	324,545	188,752	(245,253)	268,044
Emerging Markets Stock	23,376	44,547	(38,497)	29,426	200,466	268,882	(302,753)	166,595

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2008

	CLASS A SHARES
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase (Decrease) in Shares
Corporate/Government Bond	1	312	(978)	(665)
High-Yield Bond	1	437	(2,638)	(2,200)
Appreciation & Income	48,572	1,988	(14,553)	36,007
Large Cap Value	8,309	672	(5,953)	3,028
Real Estate Stock	1	963	(944)	20
International Stock	3.664	711	(6,274)	(1,897)
Small Cap Value	1	168	(2,943)	(2,774)
Large Cap Growth	1	1,077	(8,873)	(7,795)
Small Cap Growth	1	1,224	(10,887)	(9,662)
Emerging Markets Stock	2,046	3,910	(3,564)	2,392

Year Ended October 31, 2007:

	CLASS C SHARES				CLASS N SHARES
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase in Shares	Issued	Distributions Reinvested	Redeemed	Net Increase in Shares
Corporate/Government Bond	637,505	27,725	(261,740)	403,490	4,065,590	172,389	(1,113,018)	3,124,961
High-Yield Bond	653,597	29,500	(294,836)	388,261	6,304,030	257,379	(1,064,623)	5,496,786
Appreciation & Income	433,419	34,070	(202,000)	265,489	1,610,018	246,119	(796,807)	1,059,330
Large Cap Value	337,696	29,128	(191,058)	175,766	1,533,315	171,202	(710,407)	994,110
Real Estate Stock	106,331	25,099	(52,323)	79,107	288,996	110,810	(205,581)	194,225
International Stock	343,174	29,433	(142,819)	229,788	1,468,523	128,766	(331,872)	1,265,417
Small Cap Value	190,757	57,021	(109,072)	138,706	939,954	272,019	(298,947)	913,026
Large Cap Growth	1,205,667	37,503	(462,850)	780,320	5,788,661	213,502	(1,843,741)	4,158,422
Small Cap Growth	207,672	9,373	(115,132)	101,913	848,228	46,943	(479,284)	415,887
Emerging Markets Stock	128,799	23,572	(93,249)	59,122	398,670	148,262	(352,067)	194,865

	CLASS A SHARES
Fund	Issued	Distributions Reinvested	Redeemed	Net Increase in Shares
Corporate/Government Bond	15,905	230	(23)	16,112
High-Yield Bond	17,861	299	(1)	18,159
Appreciation & Income	74,790	-	(2,356)	72,434
Large Cap Value	17,375	-	(3,302)	14,073
Real Estate Stock	12,259	-	(1,165)	11,094
International Stock	11,583	-	(455)	11,129
Small Cap Value	5,688	-	(175)	5,513
Large Cap Growth	59,266	-	(6,352)	52,914
Small Cap Growth	12,723	-	(153)	12,570
Emerging Markets Stock	15,236	-	(1,104)	14,132

8.

FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2008

As of October 31, 2007, permanent book and tax differences, resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, reclassifications of gains on contingent convertible debt securities, net operating losses and security paydown gains and losses were identified and reclassified among the components of the Fund’s net assets as follows:

Fund	Undistributed Net Income	Realized Loss	Paid in Capital
Corporate/Government Bond	$12,489	$ (9,456)	$ (3,033)
High-Yield Bond	17,549	-	(17,549)
Appreciation & Income	786,183	(793,844)	7,661
International Stock	76,903	(76,903)	-
Small Cap Value	57,824	(57,824)	-
Small Cap Growth	311,870	(311,870)	-
Emerging Markets Stock	255,868	(255,868)	-

The tax character of distributions paid during the six months ended April 30, 2008 and fiscal year ended October 31, 2007 were as follows:

	Six Months Ended April 30, 2008			Fiscal Year Ended October 31, 2007
Fund	Ordinary Income	Capital Gains	Total	Ordinary Income	Capital Gains	Total
	(Unaudited)
Corporate/Government Bond	$1,840,894	$ 121,394	$1,962,288	$2,713,122	$ -	$2,713,122
High-Yield Bond	2,367,438	-	2,367,438	3,126,294	-	3,126,294
Appreciation & Income	305,887	3,514,120	3,820,007	580,888	1,772,787	2,353,675
Large Cap Value	694,010	998,158	1,692,168	962,537	1,495,736	2,458,273
Real Estate Stock	282,346	633,158	915,504	204,987	2,175,708	2,380,695
International Stock	1,686,103	1,257,489	2,943,592	1,472,256	829,325	2,301,581
Small Cap Value	826,677	102,289	928,966	-	3,873,296	3,873,296
Large Cap Growth	2,867,592	728,579	3,596,171	-	1,163,422	1,163,422
Small Cap Growth	1,887,228	1,477,498	3,364,726	239,898	532,664	772,562
Emerging Markets Stock	1,285,179	4,375,599	5,660,778	1,193,185	1,871,156	3,064,341

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss CarryForwards	Unrealized Appreciation (Depreciation)
Corporate/Government Bond	$ -	$ 120,699	$ -	$ 400,543
High-Yield Bond	-	-	(980,751)	(805,580)
Appreciation & Income	148,163	1,493,566	-	6,867,685
Large Cap Value	446,594	1,157,918	-	11,373,871
Real Estate Stock	95,137	775,852	-	1,268,686
International Stock	1,682,682	1,257,061	-	9,977,205
Small Cap Value	-	884,997	-	2,851,190
Large Cap Growth	6,477	3,716,830	-	11,629,596
Small Cap Growth	-	3,440,202	-	5,417,769
Emerging Markets Stock	1,270,396	4,375,454	-	7,504,473

At October 31, 2007, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration date:

Fund	Expiration Date October 31, 2013	Expiration Date October 31, 2014	Expiration Date October 31, 2015	Total
High-Yield Bond	$ 5,832	$ 209,429	$ 765,490	$ 980,751

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2008

9.

SUBSEQUENT EVENTS

At a Special Meeting of the Board of Trustees held on May 14, 2008, the Board approved an Agreement and Plan of Reorganization and form of merger proxy on Form N-14 whereby 3 existing funds, each a series of Kelmoore Strategic Trust, would be merged into a new series of the Dunham Funds, to be known as Dunham Monthly Distribution Fund.  The merger is targeted for shareholder approval by the Kelmoore Funds at the end of August 2008.  Dunham Monthly Distribution Fund, once effective, will become an additional investment choice for Dunham clients.

At a Meeting of the Board of Trustees held on June 19, 2008, the Board approved the replacement of Neuberger Berman Management Inc. with Arrowstreet Capital, Limited Partnership as sub-adviser to the Dunham International Stock Fund, effective July 1, 2008.

YOUR FUND’S EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual-Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual- Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/07*	Ending Account Value 4/30/08	Expenses Paid During Period**	Ending Account Value 4/30/08	Expenses Paid During Period**
Class C:
Corporate/Government Bond Fund	1.85%	$1,000.00	$1,024.35	$ 9.31	$1,015.66	$ 9.27
High-Yield Bond Fund	2.21%	$1,000.00	$ 988.17	$10.92	$1,013.87	$11.07
Appreciation & Income Fund	2.97%	$1,000.00	$ 893.30	$13.98	$1,010.09	$14.84
Large Cap Value Fund	2.87%	$1,000.00	$ 920.11	$13.70	$1,010.59	$14.35
Real Estate Stock Fund	2.65%	$1,000.00	$ 893.51	$12.48	$1,011.69	$13.25
International Stock Fund	2.75%	$1,000.00	$ 878.82	$12.85	$1,011.19	$13.75
Small Cap Value Fund	3.20%	$1,000.00	$ 882.06	$14.97	$1,008.95	$15.98
Large Cap Growth Fund	2.92%	$1,000.00	$ 910.03	$13.87	$1,010.34	$14.60
Small Cap Growth Fund	3.16%	$1,000.00	$ 853.12	$14.56	$1,009.15	$15.79
Emerging Markets Fund	2.59%	$1,000.00	$ 829.57	$11.78	$1,011.98	$12.96
Class N:
Corporate/Government Bond Fund	1.10%	$1,000.00	$1,028.03	$ 5.55	$1,019.39	$ 5.52
High-Yield Bond Fund	1.46%	$1,000.00	$ 992.23	$ 7.23	$1,017.60	$ 7.32
Appreciation & Income Fund	1.97%	$1,000.00	$ 897.73	$ 9.30	$1,015.07	$ 9.87
Large Cap Value Fund	1.87%	$1,000.00	$ 924.61	$ 8.95	$1,015.56	$ 9.37
Real Estate Stock Fund	1.65%	$1,000.00	$ 898.19	$ 7.79	$1,016.66	$ 8.27
International Stock Fund	1.75%	$1,000.00	$ 883.10	$ 8.19	$1,016.16	$ 8.77
Small Cap Value Fund	2.20%	$1,000.00	$ 885.90	$10.32	$1,013.92	$11.02
Large Cap Growth Fund	1.92%	$1,000.00	$ 914.55	$ 9.14	$1,015.32	$ 9.62
Small Cap Growth	2.16%	$1,000.00	$ 857.86	$ 9.98	$1,014.12	$10.82
Emerging Markets Fund	1.59%	$1,000.00	$ 833.86	$ 7.25	$1,016.96	$ 7.97

YOUR FUND’S EXPENSES (Unaudited) (Continued)

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/07*	Ending Account Value 4/30/08	Expenses Paid During Period**	Ending Account Value 4/30/08	Expenses Paid During Period**
Class A:
Corporate/Government Bond Fund	1.36%	$1,000.00	$1,026.86	$ 6.85	$1,018.10	$ 6.82
High-Yield Bond Fund	1.71%	$1,000.00	$ 990.30	$ 8.46	$1,016.36	$ 8.57
Appreciation & Income Fund	2.22%	$1,000.00	$ 896.56	$10.47	$1,013.82	$11.12
Large Cap Value Fund	2.12%	$1,000.00	$ 922.73	$10.13	$1,014.32	$10.62
Real Estate Stock Fund	1.90%	$1,000.00	$ 896.19	$ 8.96	$1,015.42	$ 9.52
International Stock Fund	2.00%	$1,000.00	$ 881.94	$ 9.36	$1,014.92	$10.02
Small Cap Value Fund	2.45%	$1,000.00	$ 884.87	$11.48	$1,012.68	$12.26
Large Cap Growth Fund	2.17%	$1,000.00	$ 912.74	$10.32	$1,014.07	$10.87
Small Cap Growth Fund	2.41%	$1,000.00	$ 856.50	$11.12	$1,012.88	$12.06
Emerging Markets Fund	1.84%	$1,000.00	$ 833.05	$ 8.39	$1,015.71	$ 9.22

**Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six month period ending April 30, 2008).

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY AGREEMENTS

At the Organizational Meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on January 15, 2008, the Board, including the disinterested Trustees (the “Independent Trustees”), approved  an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds and sub-advisory agreements (the “Sub-Advisory Agreements”) among the Adviser, the Trust and each of the following sub-advisers with respect to the indicated Funds: Calamos Advisors LLC for Dunham Appreciation & Income Fund; C.S. McKee, LP for Dunham Large Cap Value Fund; Denver Investment Advisors LLC for Dunham Small Cap Value Fund; Neuberger Berman Management Inc., for Dunham International Stock Fund; PENN Capital Management, Inc., for Dunham High-Yield Bond Fund; Pier Capital, LLC, Sub-Adviser for Dunham Small Cap Growth Fund; SCM Advisors LLC, for Dunham Corporate/ Government Bond Fund; Rigel Capital, LLC for Dunham Large Cap Growth Fund; Ten Asset Management, Inc., for Dunham Real Estate Stock Fund; and Van Eck Associates Corporation for Dunham Emerging Markets Stock Fund.

The Board deliberations included the following: the investment performance of the fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

A representative from the Adviser provided the Board with information materials related to the proposed advisory agreement with the Trust, including (a) the investment performance of each Predecessor Fund, a peer group of funds and appropriate indices; (b) the Adviser’s personnel and resources; (c) comparative fees and expense of a peer group of funds; (d) the procedures employed to determine the value of each Fund’s assets; (d) disclosure regarding any litigation or pending regulatory actions to which the Adviser is a party; and (e) a certification from the Adviser regarding its Code of Ethics.

Nature, Extent and Quality of Services. The Board discussed the qualifications of the Adviser’s key personnel, the experience of Adviser managing mutual funds, its compliance infrastructure and policies.  The Board then reviewed the capitalization of the Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Adviser was sufficiently well-capitalized to meet its obligations to the Funds.  The Board concluded that Adviser would provide high quality services to the Funds.

Fees and Expenses. As to the costs of the services to be provided, and profits to be realized by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed each Fund’s projected advisory fees and overall expenses compared to peer groups of similarly managed funds.  The Board discussed the underwriting and 12b-1 fees to be paid to Adviser.  The Board also reviewed an analysis of profitability provided by the Adviser.  The Board concluded that the proposed advisory fees were reasonable and that the Adviser would not reap excessive profits from its relationship with the Funds.

Economies of Scale. As to the extent to which the each Sub-Adviser will realize economies of scale as each Fund grows, and whether the fee levels reflect these economies of scale for the benefit of investors the Board discussed the current size of the Predecessor Funds, the Adviser’s expectations for growth of the Funds, and concluded that any material economies of scale would not be achieved in the near term.

Performance. As to the investment performance of each Fund, the Board reviewed the prior performance of each Predecessor Fund.  They concluded that the Adviser, through its Sub-Advisers, had provided an acceptable level of investment return to shareholders.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Board, unanimously concluded that (a) the terms of the Agreement are fair and reasonable; the Agreement is in the best interests of each Fund and its shareholders; (b) that the advisory fee was for services different than those provided by the subsidiaries or any underlying fund’s adviser and not duplicative; and (c) the Agreement is in the best interests of each Fund and its shareholders.

Each Sub-Adviser had provided the Board with information materials related to the proposed advisory agreements with the Trust, including (a) the investment performance and Predecessor Fund, a peer group of funds and appropriate indices; (b) the Sub-Adviser’s personnel and resources; and (c) comparative fees and expense of a peer group of funds.

The Board reviewed the information provided on each Sub-Adviser in detail.  A representative from the Advisor answered specific questions about the Sub-Advisers from the Board, noting that the Adviser has worked with most of the Sub-Advisers currently in place for the Predecessor Funds for several years, and that each was selected by the Advisor One board on the recommendation of the Adviser, and by shareholders of each Predecessor Fund.  The Board discussed the terms of each Sub-Advisory agreement and the performance goals and fulcrum fee arrangements set forth in each.  A discussion ensued regarding the risks/rewards involved for each Sub-Adviser under its respective fulcrum fee arrangement.  The Board then reviewed the capitalization of each Sub-Adviser based on financial statements provided by the Sub-Adviser in the Board materials and concluded that each Sub-Adviser was sufficiently well capitalized to meet its obligations to the respective Fund.

The Board noted its prior discussion and review of each Fund’s advisory fees and overall expenses compared to peer groups of similarly managed funds and important due diligence questions answered by the Manager regarding the Sub-Advisors. The Board considered:  (a) the nature, extent and quality of services to be provided by each Sub-Adviser under the Sub-Advisory Agreements; (b) the investment performance of each Predecessor Fund and each Sub-Adviser; (c) the cost of services to be provided and the profits to be realized by each Sub-Adviser, (d) the extent to which the each Sub-Adviser will realize economies of scale as each Fund grows; and (e) whether the fee levels reflect these economies of scale for the benefit of investors.

During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Sub-Advisory Agreements. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreements are fair and reasonable.  The Board concluded that, with respect to each Sub-Advisory Agreement, the Sub-Adviser’s fees are reasonable in light of the services that it will provide to each Fund, and the Index selected for performance measurement was appropriate and none of the Sub-Adviser’s profits would be excessive. The Board noted that no Fund’s assets were not anticipated to be, in the near term, substantial enough to generate economies of scale or result in excess profitability to the Sub-Adviser.  The Board concluded that the performance of each Predecessor Fund was acceptable.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On February 28, 2008, a Special Meeting of Shareholders of the Dunham Funds was held at which shareholders voted as indicated below with respect to the proposal below:

To approve a proposed change of organization of the Funds.  Each Fund is currently organized as a series of AdvisorOne Funds, an investment company organized as a Delaware business trust.  After completion of the proposed tax-free reorganization, the Funds would each be a series of the Dunham Funds, an investment company newly organized as a Delaware business trust.

FOR

AGAINST

ABSTAIN

Dunham Appreciation & Income Fund

2,606,717

578

  9,393

Dunham Corporate/ Government Bond

3,867,293

0

0

Dunham Emerging Markets Stock Fund

684,280

1,381

666

Dunham High-Yield Bond Fund

4,096,136

0

947

Dunham International Stock Fund

2,290.583

1,371

1,802

Dunham Large Cap Growth Fund

8,700,580

2,987

0

Dunham Large Cap Value Fund

2,487,008

1,527

1,975

Dunham Real Estate Stock Fund

383,282

168

32,824

Dunham Small Cap Growth Fund

1,375,181

703

6,274

Dunham Small Cap Value Fund

1,619,723

1,092

387

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

        /s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

7/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

     7/9/08

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

       7/9/08